Registration No. 33-40603
811-6310

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

	REGISTRATION STATEMENT UNDER THE
	SECURITIES ACT OF 1933	[X]

	Pre-Effective Amendment  No.	[   ]

	Post-Effective Amendment No.    17     	[X]

	REGISTRATION STATEMENT UNDER THE
	INVESTMENT COMPANY ACT OF 1940	[X]

	Amendment No.    20      	[X]

GREENWICH STREET SERIES FUND
(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)

(212) 816-6474
Registrant's Telephone Number, including area code

Christina T. Sydor, 388 Greenwich Street, New York, New York 10013 (Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Public Offering)


It is proposed that this filing becomes effective (check appropriate box):


[  ]  Immediately upon filing pursuant to paragraph b of Rule 485
[XXX] on April 30, 1999  pursuant to paragraph b of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[  ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment



Part A
PROSPECTUS

GREENWICH STREET SERIES FUND

Prospectus

April 30, 1999





         FIXED INCOME FUNDS                               EQUITY FUNDS
--------------------------------------          --------------------------------

Diversified Strategic Income Portfolio          Emerging Growth Portfolio

Intermediate High Grade Portfolio               International Equity Portfolio

Money Market Portfolio                          Appreciation Portfolio

                                                Equity Index Portfolio

                                                Growth & Income Portfolio

                                                Equity Income Portfolio

                                                Total Return Portfolio




Shares of each fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Greenwich Street Series Fund consists of 10 separate investment funds, each with its own investment objective and policies. Each fund offers different lev-els of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

                   Fund goals and investments              Page
                 ----------------------------------------------
                   Emerging Growth Portfolio                  2
                   International Equity Portfolio             4
                   Appreciation Portfolio                     6
                   Equity Index Portfolio                     8
                   Growth & Income Portfolio                 10
                   Equity Income Portfolio                   12
                   Total Return Portfolio                    14
                   Diversified Strategic Income Portfolio    16
                   Intermediate High Grade Portfolio         18
                   Money Market Portfolio                    20
                   More on the funds' investments            22
                   Management                                25
                   Share transactions                        27
                   Share price                               27
                   Dividends, distributions and taxes        28
                   Financial highlights                      29

--------------------------------------------------------------------------------

The Managers:

SSBC Fund Management Inc. (SSBC), Davis Skaggs Investment Management (Davis Skaggs), a division of SSBC, and Travelers Investment Management Company (TIMCO) are each the manager of one or more of the funds. SSBC and TIMCO are affiliates of Salomon Smith Barney Inc. (Salomon Smith Barney) and a subsidiary of Citigroup Inc. ("Citigroup). Citigroup businesses produce a broad range of financial services. Van Kampen Asset Management (VKAM) also manages one of the funds and is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

SSBC, Davis Skaggs, TIMCO and VKAM select investments for the funds for which they serve as managers, except that SSBC has engaged Smith Barney Global Capital Management, also an affiliate of Salomon Smith Barney Inc. and subsidiary of Citigroup Inc., as subadviser to select investments for Diversified Strategic Income Portfolio.

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

       The Fund's Goal and Investments

Smith Barney Emerging Growth Portfolio


 Manager

 VKAM is the manager

 Portfolio Manager

 Gary Lewis (since 1993,)

 Mr. Lewis is a senior vice president of VKAM.

 Investment Goal

 Capital appreciation.

 Key Investments

 The fund invests primarily in common stocks of small and medium sized (with market capitalizations or annual sales of less than $2 billion) emerging growth companies. These are domestic or foreign companies the manager believes are in the early stages of their life cycles and have the potential to become major enterprises. The fund may invest up to 20% of its assets in securities of foreign issuers.

--------------------------------------------------------------------------------

                   Selection Process

                   The fund's primary approach is to seek what the manager believes to be unusually attractive growth investments on an individual company basis, while spreading investments among many industries and sectors. The manager uses fundamental analysis to identify individual companies it believes offer exceptionally high prospects for growth. The manager selects investments for their potential capital appreciation; any ordinary income is incidental.

                   In selecting individual companies for investment, the manager looks for:

                   . Above average earnings growth

                   . A pattern of reported earnings that exceed market
                     expectations

                   . Rising earnings estimates over the next several quarters

                   . High relative return on invested capital

                   The fund may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations.

Greenwich Street Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Stock prices decline generally
 . Emerging growth companies fall out of favor with investors
 . Stock prices of smaller, newer companies decline further and more abruptly than those of larger, more established companies in response to negative stock market movements
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to mutual funds that focus on large capitalization companies, the fund's share price may be more volatile because of its focus on smaller capitalization emerging growth companies.

Compared to large companies, emerging growth companies are more likely to have:

 . More limited product lines
 . Fewer capital resources
 . More limited management depth

Further, securities of emerging growth companies are more likely to:

 . Experience sharper swings in market values
 . Be harder to sell at times and prices the manager believes appropriate . Offer greater potential for gains and losses

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the NASDAQ Composite Index, an unmanaged broad-based index of common stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

                             [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                          1994               -7.48%
                          1995               42.89%
                          1996               17.83%
                          1997               21.16%
                          1998               37.14%

Calendar years ended December 31

The bar chart shows the fund's performance for each full calendar year since inception.

Quarterly returns:

Highest:28.47% in 4th quarter 1998

Lowest:-12.54% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
--------------------------------------------------------------------------------

                 One    Five   Since
                 year   years  inception*
-----------------------------------------
Fund             37.14% 20.95%   21.55%
NASDAQ           39.63% 23.06%   23.06%
Composite Index

--------------------------------------------------------------------------------
* Inception date of 12/03/93

Index comparison begins on December 31, 1993

                                                    Greenwich Street Series Fund

       The Fund's Goal and Investments

International Equity Portfolio


 Manager

 SSBC is the manager

 Portfolio Managers

 Jeffrey Russell (since 1993)

 James Conheady (since 1993)

 Messrs. Russell and Conheady are investment officers of SSBC and managing directors of Salomon Smith Barney

 Investment Goal

 Total return on its assets from growth of capital and income.

 Key Investments

 The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.
--------------------------------------------------------------------------------

                   Selection Process
                   The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, medium or small market capitalizations and may operate in any market sector. Depending on the manager's assessment of a country's or sector's potential for long-term growth, the fund's emphasis among foreign markets and types of companies may vary.

                   In selecting individual companies for investment, the manager looks for:
                   . Above average earnings growth
                   . High relative return on invested capital
                   . Experienced and effective management
                   . Effective research, product development and marketing
                   . Competitive advantages
                   . Strong financial condition or stable or improving credit quality

                   By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds, which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S. In allocating assets among countries and regions, the economic and political factors the manager evaluates include:
                   . Low or decelerating inflation which creates a favorable
                     environment for securities markets
                   . Stable government with policies that encourage economic
                     growth, equity investment and development of securities markets
                   . Currency stability
                   . The range of individual investment opportunities

Greenwich Street Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Foreign stock prices decline

 .Adverse governmental action or political, economic or market instability occurs in a foreign country or region

 .The currency in which a security is priced declines in value relative to the U.S. dollar

 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began in 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets.

--------------------------------------------------------------------------------

Fund Performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Morgan Stanley EAFE Index ("EAFE Index"), an unmanaged broad-based index of foreign stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                         1994                 -8.36%
                         1995                  8.8%
                         1996                 21.38%
                         1997                 -2.18%
                         1998                 18.84%

Calendar years ended December 31

The bar chart shows the fund's performance for each full calendar year since inception.

Quarterly Returns:

Highest: 20.69% in 4th quarter 1998

Lowest: -17.14% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)
--------------------------------------------------------------------------------

            One    Five  Since
            year   years inception*
-----------------------------------
Fund        18.84% 7.06%   7.06%
EAFE Index  20.00% 9.19%   9.19%

--------------------------------------------------------------------------------
* Inception date of 12/03/93

Index comparison begins on December 31, 1993

                                                    Greenwich Street Series Fund

       The Fund's Goal and Investments

Appreciation Portfolio

 Manager
 SSBC is the manager

 Portfolio Manager

 Harry D. Cohen (since 1991)
 Mr. Cohen is an investment officer of SSBC and a managing director of Salomon Smith Barney
 Investment Goal
 Long-term appreciation of capital.

 Key Investments
 The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies but may also invest in small capitalization companies. Equity securities include exchange traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.
--------------------------------------------------------------------------------

                   Selection Process
                   The manager's investment strategy consists of individual company selection and management of cash reserves. The manager looks for investments among a strong core of growth stocks, consisting primarily of blue chip companies dominant in their industries. The fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record.

                   In selecting individual companies for the fund's portfolio, the manager looks for the following:
                   . Strong or rapidly improving balance sheets
                   . Recognized industry leadership
                   . Effective management teams that exhibit a desire to earn consistent returns for shareholders

                   In addition, the manager considers the following characteristics:
                   . Past growth records
                   . Future earnings prospects
                   . Technological innovation
                   . General market and economic factors
                   . Current yield or potential for dividend growth

                   Generally, companies in the fund's portfolio fall into one of the following categories:
                   . Undervalued companies: companies with assets or earning
                     power that are either unrecognized or undervalued. The manager generally looks for a catalyst that will unlock these values. The manager also looks for companies that are expected to have unusual earnings growth or whose stocks appear likely to go up in value because of marked changes in the way they do business (for example, a corporate restructuring).
                   . Growth at a reasonable price: companies with superior
                     demonstrated and expected growth characteristics whose stocks are available at a reasonable price. Typically, there is strong recurring demand for these companies' products.

                   The manager adjusts the amount held in cash reserves depending on the manager's outlook for the stock market. The manager will increase the fund's allocation to cash when, in the manager's opinion, market valuation levels become excessive. The manager may sometimes hold a significant portion of the fund's assets in cash while waiting for buying opportunities or to provide a hedge against stock market declines.

Greenwich Street Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . The U.S. stock market declines

 . Large and medium capitalization stocks or growth stocks are temporarily out of favor

 . An adverse event depresses the value of a company's stock

 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock or about the amount to hold in cash reserves proves to be incorrect

--------------------------------------------------------------------------------

Fund Performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of Standard & Poor's 500 Stock Price Index (the "S&P 500 Index"), an unmanaged broad-based index of common stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                         1992                  6.13%
                         1993                  7.03%
                         1994                 -1.12%
                         1995                 28.84%
                         1996                 19.77%
                         1997                 26.39%
                         1998                 19.15%

Calendar years ended December 31

The bar chart shows the fund's performance for each full calendar year since inception.

Quarterly returns:

Highest:16.91% in 4th quarter 1998

Lowest:-9.65% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)

---------------------------------------
               One    Five   Since
               year   years  inception*
---------------------------------------
Fund           19.15% 18.10%   15.00%
S&P 500 Index  28.60% 24.05%   20.12%
---------------------------------------

* Inception date of 10/16/91

Index comparison begins on October 31, 1991

                                                    Greenwich Street Series Fund

       The Fund's Goal and Investments

Equity Index Portfolio


 Manager

 TIMCO is the manager

 Portfolio Manager

 Sandip A. Bhagat (since 1994)

 Mr. Bhagat is an investment officer of SSBC and president of TIMCO

 Investment Goal

 Investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.

 Key Investments

 The fund invests at least 90% of its assets in common stocks included in the S&P 500 Index. The fund holds stocks of substantially all of the companies in the S&P 500 Index, including those companies headquartered outside the U.S.
 The fund may purchase stock index futures and related options to hedge any cash reserves in anticipation of purchasing additional stocks at a later date.
--------------------------------------------------------------------------------

                   Selection Process

                   The fund is managed as a pure index fund. This means the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the composition of the S&P 500 Index as closely as possible by adjusting the fund's portfolio as necessary. With the exception of a portion of the assets held in cash and liquid securities to meet redemptions, the fund intends to be fully invested in common stocks.

                   The S&P 500 Index is one of the mostly widely used benchmarks of U.S. equity performance. The index is unmanaged and consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The index is market-value-weighted, so the larger of the 500 companies have a bigger impact on the performance of the index.

                   The fund's ability to replicate the performance of the S&P 500 will depend to some extent on the size of cash flows into and out of the fund. The fund will make investment changes to accommodate these cash flows and to maximize the similarity of the fund's assets to those of the S&P 500.

Greenwich Street Series Fund

Principal risks of investing in the fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 . The S&P 500 Index declines, or performs poorly relative to other U.S. equity indexes or individual stocks

 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P 500 Index

 . The stocks of companies which comprise the S&P 500 Index fall out of favor with investors

Because the fund is an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks comprising the S&P 500 Index or to adjust their relative weightings.

Although the manager seeks to replicate the performance of the S&P 500 Index, the fund may underperform the index because:

 . The fund incurs brokerage commissions and other expenses that do not apply to the S&P 500 Index

 . The performance of the fund's futures positions may not match that of the S&P
  500 Index

 . The prices of S&P 500 Index stocks may rise after the close of the stock market and before the fund can invest cash from fund share purchases in these stocks

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, an unmanaged broad-based index of common stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                         1992                  6.74%
                         1993                  8.66%
                         1994                  0.85%
                         1995                 35.81%
                         1996                 21.68%
                         1997                 32.18%
                         1998                 28.46%

Calendar years ended December 31

The bar chart shows the Class I shares' performance for each full calendar year since inception. Class II shares would have different performance because of their different expenses. Class I share performance is shown because Class II shares were offered on January 15, 1999. Class II shares do not yet have a sufficient operating history to generate performance information.

Quarterly returns:

Highest: 21.39% in 4th quarter 1998

Lowest: -9.92% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)

---------------------------------------
               One    Five   Since
               year   years  inception*
---------------------------------------
Class I        28.46% 23.12%   18.89%
S&P 500 Index  28.60% 24.05%   20.12%
---------------------------------------

* Inception date of Class I shares is 10/16/91.

Index comparison begins on October 31, 1991

                                                    Greenwich Street Series Fund

       The Fund's Goal and Investments

Growth & Income Portfolio


 Manager

 SSBC is the manager

 Portfolio Managers

 R. Jay Gerken (since 1993)

 Mr. Gerken is an investment officer of SSBC and a managing director of Salomon Smith Barney

 Investment Goal

 Income and long-term capital growth.

 Key Investments

 The fund invests primarily in equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing stocks for potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations. The fund may purchase below investment grade convertible securities (commonly known as
 "junk bonds").
--------------------------------------------------------------------------------

                   Selection Process

                   The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses quantitative analysis to establish investment criteria based on objective parameters, such as market capitalization, credit quality, dividend growth, historic earnings, current yield and industry diversification.

                   The manager then analyzes securities based on these criteria, which influence the manager's buy and sell decisions. In evaluating these criteria, the manager seeks to identify companies with:

                   . A history of consistent dividend payments

                   . Relatively high dividend levels

                   . Capacity to raise dividends in the future

                   . Potential for capital appreciation

                   The manager may change the investment criteria from time to time in response to changes in economic or market conditions.

Greenwich Street Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . The U.S. stock market declines

 . Rising interest rates depress the value of dividend paying stocks or debt securities in the fund's portfolio

 . Large capitalization companies fall out of favor with investors

 . Companies in which the fund invests suffer unexpected losses or lower than expected earnings, or pay lower than expected dividends

 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

 . The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or the security has its credit rating downgraded. This risk is higher for below investment grade bonds. These bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, an unmanaged broad-based index of common stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                         1992                  8.44%
                         1993                  9.09%
                         1994                 -3.20%
                         1995                 30.49%
                         1996                 19.83%
                         1997                 22.94%
                         1998                 11.88%

Calendar years ended December 31

The bar chart shows the fund's performance for each full calendar year since inception.

Quarterly returns:

Highest:   17.94% in 4th quarter 1998

Lowest: -14.29% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)

---------------------------------------
               One    Five   Since
               year   years  inception*
---------------------------------------
Fund           11.88% 15.79%   13.53%
S&P 500 Index  28.60% 24.05%   20.12%
---------------------------------------

* Inception date of 10/16/91

Index comparison begins on October 31, 1991

                                                    Greenwich Street Series Fund

       The Fund's Goal and Investments

Equity Income Portfolio


 Manager

 SSBC is the manager

 Portfolio Manager

 Robert J. Brady (since 1998)

 Mr. Brady is an investment officer of SSBC and a managing director of Salomon Smith Barney

 Investment Goals

 Primary: Current income.

 Secondary: Long-term capital appreciation.

 Key Investments

 The fund invests primarily in dividend-paying common stocks and other equity securities of U.S. companies. Companies with dividend-paying stocks tend to have large market capitalizations, but the fund also may invest in medium and small capitalization stocks. Equity securities include preferred stocks and securities convertible into common stock.

 The fund may invest in non-dividend paying stocks and may invest up to 35% of its assets in debt securities. Up to 10% of the fund's assets may be invested in below investment grade bonds (commonly known as "junk bonds").

 The fund normally concentrates 25% or more of its assets in equity and debt securities of companies in the utility industry. These include securities of companies principally engaged in the manufacture, production, generation, transmission or sale of electric or gas energy, and companies principally engaged in the communications field. A company is a utility company if at least 50% of its assets consist of, or gross income or net profits result from, utility operations or the company is regulated as a utility by a government agency or authority. Communications companies include telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide public communication facilities.
--------------------------------------------------------------------------------

                   Selection Process

                   The manager emphasizes individual security selection, seeking to identify companies having a consistent record of long-term above average growth in earnings as well as companies with favorable prospects for dividend growth and capital appreciation.

                   In selecting individual companies for investment, the manager looks for the following:

                   . Established operating history

                   . Low price/earnings ratio compared to the stocks included in the S&P 500

                   . Strong balance sheet and other financial characteristics

                   . History of consistent dividend payments

Greenwich Street Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if :

 . The U.S. stock market declines

 . Rising interest rates depress the value of dividend paying stocks or debt securities in the fund's portfolio

 . Large capitalization and utility companies fall out of favor with investors

 . Companies in which the fund invests suffer unexpected losses or lower than expected earnings, or pay lower than expected dividends

 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

The fund concentrates its assets in the utility industry and, as a result, is more susceptible to events affecting this industry than a fund that does not concentrate. In particular, the following events could have a negative impact on the fund's performance:

 . The utility industry underperforms the market because of changes in technology, costs of labor and materials, or internal or external competition

 . Changes in the federal or state regulation of utility companies adversely affect a company's competitive position, ability to raise prices or ability to adapt to changing conditions

 . Deregulation increases competition for utility customers

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P Utility Index, an unmanaged broad-based index of utility stocks and the S&P 500 Index, an unmanaged broad-based index of common stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                         1992                 11.74%
                         1993                 10.41%
                         1994                -10.20%
                         1995                 32.47%
                         1996                  5.99%
                         1997                 23.52%
                         1998                 16.99%

Calendar years ended December 31

The bar chart shows the fund's performance for each full calendar year since inception.

Quarterly returns:

Highest:11.83% in 4th quarter 1997

Lowest:-8.12% in 1st quarter 1994

Average Annual Total Returns
(for the periods ended December 31, 1998)

---------------------------------------
               One    Five   Since
               year   years  inception*
---------------------------------------
Fund           16.99% 12.76%   12.20%
S&P Utility
Index          14.77% 13.90%   13.77%
S&P 500 Index  28.60% 24.05%   20.12%
---------------------------------------

* Inception date of 10/16/91

Index comparison begins on October 31, 1991

                                                    Greenwich Street Series Fund

       The Fund's Goal and Investments

Total Return Portfolio


 Manager

 Davis Skaggs is the manager

 Portfolio Manager

 John G. Goode (since 1993)

 Mr. Goode is an investment officer of SSBC and chairman and chief investment officer of Davis Skaggs

 Investment Goal

 Total return, consisting of long-term capital appreciation and income.

 Key Investments

 The fund invests primarily in dividend-paying common stocks of U.S. and foreign companies. These companies tend to have large market capitalizations, but the fund also may invest in medium and small capitalization stocks.

 The fund may invest up to 35% of its assets in convertible bonds and preferred stock, warrants and interest paying debt securities. Up to 10% of the fund's assets may be invested in below investment grade bonds (commonly known as
 "junk bonds").
--------------------------------------------------------------------------------

                   Selection Process

                   The manager emphasizes individual security selection while spreading investments among many industries and sectors. The manager uses fundamental analysis to identify individual companies it believes offer favorable prospects for dividend growth and capital appreciation.

                   In selecting individual companies for investment, the manager looks for the following:

                   . Above average earnings growth

                   . High relative return on invested capital

                   . History of consistent dividend payments

                   . Strong financial condition or stable or improving credit quality

                   . Experienced and effective management

                   . Effective research, product development and marketing

                   . Competitive advantages

Greenwich Street Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . The U.S. stock market declines

 . Rising interest rates depress the value of dividend paying stocks or debt securities in the fund's portfolio

 . Large capitalization companies fall out of favor with investors

 . Companies in which the fund invests suffer unexpected losses or lower than expected earnings, or pay lower than expected dividends

 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

 . The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest, or the security's credit rating is downgraded. This risk is higher for below investment grade bonds. These bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid

Because the fund seeks total return by emphasizing investments in dividend-paying common stocks, it will not have as much investment flexibility as total return funds that do not emphasize dividend-paying stocks.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, an unmanaged broad-based index of common stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                         1994                  7.40%
                         1995                 25.04%
                         1996                 25.33%
                         1997                 16.84%
                         1998                  4.97%

Calendar years ended December 31

The bar chart shows the fund's performance for each full calendar year since inception.

Quarterly returns:

Highest: 10.51% in 4th quarter 1996

Lowest: -8.71% in 3rd quarter 1998

Average Annual Total Returns
(for the periods ended December 31, 1998)

---------------------------------------
               One    Five   Since
               year   years  inception*
---------------------------------------
Fund            4.97% 15.60%   16.01%
S&P 500 Index  28.60% 24.05%   24.05%
---------------------------------------

* Inception date of 12/03/93

Index comparison begins on December 31, 1993

                                                    Greenwich Street Series Fund

       The Fund's Goal and Investments

Diversified Strategic Income Portfolio

 Manager and subadviser
 SSBC is the manager and Smith Barney Global Capital Management, Inc. is the subadviser
 Portfolio Managers (since)

 James E. Conroy (1991)

 John C. Bianchi (1991)

 Simon R. Hildreth (1998)

 Messrs. Conroy and Bianchi are investment officers of SSBC and managing directors of Salomon Smith Barney. Mr. Hildreth is a managing director of Smith Barney Global Capital Management, Inc.
 Investment Goal
 High current income.

 Key Investments
 The fund invests primarily in three types of fixed income securities:
 .U.S. government and mortgage-related securities
 .foreign government securities
 . corporate debt securities and non-convertible preferred stocks rated below investment grade

 Allocation: The fund currently expects to maintain approximately 50% of its assets in government and mortgage-related securities, 25% in foreign government securities and 25% in below investment grade corporate debt. However, these percentages may vary significantly over time.

 Maturity: The fund will invest primarily in intermediate-term and long-term securities. As a result, the weighted average maturity of the fund's portfolio is normally expected to be from four years to 12 years.
--------------------------------------------------------------------------------

           Selection Process

           Government and mortgage-related securities

           In selecting government and mortgage-related securities, the manager focuses on identifying undervalued sectors and securities. Specifically, the manager:
           . Emphasizes those sectors and maturities that seem to be most undervalued based on the manager's economic and interest rate outlook
           . Monitors the yield spreads between U.S. Treasury and government agency or instrumentality securities and purchases agency and instrumentality securities when their additional yield justifies their additional risk
           . Uses research to uncover inefficient sectors of the government and mortgage markets and adjusts portfolio positions to take advantage of new information
           . Measures the potential impact of supply/demand imbalances, changes in the relative yields for securities with different maturities, and changing prepayment patterns to identify individual securities that balance potential return and risk

           Foreign government securities
           In selecting foreign government securities, the subadviser considers and compares the relative yields of various foreign government obligations. The subadviser diversifies this portion of the portfolio by spreading assets among countries and regions. The subadviser also attempts to preserve the U.S. dollar value of securities by using currency derivatives to hedge foreign currency exposure. In selecting securities, the subadviser looks for:
           . Political and economic stability, and favorable inflation and government deficit prospects
           . Favorable yield and maturity
           . Strong financial condition and high credit quality
           . Low sensitivity to interest rate changes

           Below investment grade corporate fixed income securities

           In selecting below investment grade corporate securities, the manager considers and compares the relative yields of various types of obligations and employs a forward looking strategy seeking to identify companies that exhibit favorable earnings prospects or demonstrate a potential for higher ratings over time. The manager looks for:

           . ""Fallen angels" or companies that are repositioning in the marketplace and which the manager believes are temporarily undervalued
           . Younger companies with smaller capitalizations that have exhibited improving financial strength or improving credit ratings over time
           The subadviser also employs an active sell strategy to dispose of securities that no longer meet the manager's investment criteria to harvest gains for reinvestment in new securities.

Greenwich Street Series Fund

Principal risks of investing in the fund

Investors could lose money in the fund, or the fund's performance could fall below other investments, if:
 . Interest rates increase, causing the prices of fixed income securities to decline, reducing the value of the fund's portfolio
 . As interest rates decline, the issuers of securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities. This is known as prepayment or call risk
 . As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities held by the fund, locking in below market interest rates and reducing the value of these securities. This is known as extension risk
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest, or the security's credit rating is downgraded.
  This risk is higher for below investment grade bonds, as described below
 . Foreign government bond investments lose their value because of an increase in market interest rates in one or more regions, a decline in a government's credit rating or financial condition or a default by a government

 . Adverse governmental action or political, economic or market instability affects a foreign country or region
 . An unhedged currency in which a security is priced declines in value relative to the U.S. dollar
 . The manager's or subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security, or the proper allocation among types of investments, proves to be incorrect

Payments of principal and interest on mortgage pools issued by instrumentalities of the U.S. government are not guaranteed by the U.S. government. Although payments of principal and interest on mortgage pools issued by some U.S. agencies are guaranteed, this guarantee does not apply to losses resulting from declines in their market values.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of these foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

Below investment grade bonds, which are commonly known as "junk bonds," are speculative and their issuers may have diminished capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these securities to make principal and interest payments.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of an unmanaged, blended index consisting of three broad-based components: Merrill Lynch GNMA Master Index (35%), Merrill Lynch Global Bond Index (35%) and Merrill Lynch High Yield Master II Index (30%). Lehman Brothers Aggregate Bond Index ("Lehman Brothers Index"), an unmanaged index are composed of the Lehman Intermediate Government/Corporate Bond Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                         1992                  1.42%
                         1993                 12.58%
                         1994                 -2.81%
                         1995                 16.18%
                         1996                 11.16%
                         1997                  8.14%
                         1998                  6.41%

Calendar years ended December 31

The bar chart shows the fund's performance for each full calendar year since inception.

Quarterly returns:

Highest: 4.53% in 1st quarter 1993

Lowest: -2.29% in 1st quarter 1994

Average Annual Total Returns
(for the periods ended December 31, 1998)

----------------------------------------------
                       One   Five   Since
                       year  years  inception*
----------------------------------------------
Fund                   6.41% 7.63%     7.39%
Blended Index          6.79% 7.94%     9.27%
Lehman Brothers Index  8.69% 7.27%     8.04%
----------------------------------------------

* Inception date 10/16/91

Index comparison begins on October 31, 1991

                                                    Greenwich Street Series Fund

       The Fund's Goal and Investments

Intermediate High Grade Portfolio


 Manager
 SSBC is the manager.

 Portfolio Manager
 Denis Doherty (since 1998)
 Mr. Doherty is an investment officer of SSBC and a director of Salomon Smith Barney

 Investment Goals
 As high a level of current income as is consistent with protection of capital.

 Key Investments
 The fund invests primarily in U.S. government securities and high-grade corporate bonds of U.S. issuers. The fund may also invest up to 35% of its assets in other fixed income securities.

 U.S. government securities include U.S. Treasury securities and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

 Credit Quality: The fund invests primarily in high-grade bonds rated within the three highest rating categories by a nationally recognized rating organization, or, if unrated, judged by the manager to be of comparable credit quality. The fund may invest up to 35% of its assets in securities that are not high grade if they are at least investment grade.

 Maturity: The fund's average weighted maturity generally will be between three and 10 years, depending on the manager's outlook for interest rates. However, the fund may invest in individual securities of any maturity.
--------------------------------------------------------------------------------

                   Selection Process
                   U.S. government securities
                   In selecting U.S. government securities, the manager focuses on identifying undervalued sectors and securities. Specifically, the manager:
                   . Monitors the yield spreads between U.S. Treasury and
                     government agency or instrumentality securities and purchases agency and instrumentality securities when their additional yield justifies their additional risk
                   . Uses research to uncover inefficient sectors of the
                     government and mortgage markets and adjusts portfolio positions to take advantage of new information
                   . Measures the potential impact of supply/demand
                     imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk

                   Corporate bonds
                   In selecting high-grade corporate bonds, the manager emphasizes individual bond selection while diversifying the fund's investments across a range of issuers, industries and maturity dates. In selecting individual corporate bonds, the manager:
                   . Uses fundamental credit analysis to estimate the relative value and attractiveness of various companies and bonds
                   . Identifies undervalued corporate bond issues and attempts to identify bonds that may be subject to credit upgrades
                     and avoid bonds that may be subject to credit downgrades

                   For both U.S. government securities and corporate bonds, the manager emphasizes those sectors and maturities that seem most undervalued based on the manager's economic and interest rate outlook. The manager buys and sells securities in order to adjust portfolio maturity. The manager also makes ongoing adjustments based on the relative values or overall investment merits of individual bonds or changes in the creditworthiness of an issuer.

Greenwich Street Series Fund

Principal risks of investing in the fund

Investors could lose money in the fund, or the fund's performance could fall below other possible investments, if:

 . Interest rates increase, causing the prices of fixed income securities to decline, reducing the value of the fund's portfolio. The fund has greater sensitivity to changes in interest rates than a fund investing in securities with shorter maturities

 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest, or the security's credit rating is downgraded

 . As interest rates decline, the issuers of mortgage-related securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities. This is known as prepayment or call risk

 . As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. This is known as extension risk

 . The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Payments of principal and interest on mortgage pools issued by instrumentalities of the U.S. government are not guaranteed by the U.S. government. Although payments of principal and interest on mortgage pools issued by some U.S. agencies are guaranteed, this guarantee does not apply to losses resulting from declines in the market value of these securities.

--------------------------------------------------------------------------------
Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Lehman Government/Corporate Bond Index ("Lehman Index"). The Lehman Index is a weighted composite of the Lehman Brothers Government Bond Index, which is a broad-based index of all public debt obligations of the U.S. Government and its agencies and has an average maturity of nine years the Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate non-convertible investment grade domestic corporate debt, excluding collateralized mortgage obligations. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                         1992                  5.28%
                         1993                  8.00%
                         1994                 -3.05%
                         1995                 17.78%
                         1996                  1.69%
                         1997                  8.67%
                         1998                  6.79%

Calendar years ended December 31

The bar chart shows the fund's performance for each full calendar year since inception.

Quarterly returns:

Highest: 5.78% in 2nd quarter 1995

Lowest: -2.64% in 1st quarter 1996

Average Annual Total Returns
(for the periods ended December 31, 1998)

------------------------------------
              One   Five  Since
              year  years inception*
------------------------------------
Fund          6.79% 6.14%   6.44%
Lehman Index  9.47% 7.30%   8.33%
------------------------------------

* Inception date 10/16/91

  Index Comparison begins on October 31, 1991

                                                    Greenwich Street Series Fund

       The Fund's Goal and Investments

Money Market Portfolio


 Manager

 SSBC is the manager.

 Portfolio Manager

 Phyllis Zahorodny (since 1991)

 Ms. Zahorodny is an investment officer of SSBC and a managing director of Salomon Smith Barney

 Investment Goal

 Maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

 Key Investments

 The fund invests in short-term money market securities, including U.S. government securities, repurchase agreements, U.S. and foreign bank time deposits, certificates of deposit and bankers' acceptances and high-quality commercial paper and short-term corporate debt obligations of U.S. and foreign issuers, including variable-rate and floating-rate securities. The fund invests only in securities purchased with and payable in U.S. dollars.

 Credit Quality: The fund invests exclusively in securities rated within the two highest short-term rating categories by a nationally recognized ratings organization.

 Maturity: The fund normally maintains a dollar-weighted average maturity of 90 days or less. Individual investments must have a remaining maturity of 397 days or less.
--------------------------------------------------------------------------------

                   Selection Process

                   In selecting investments for the fund, the manager looks for:

                   . The best relative values based on an analysis of yield,
                     price, interest rate sensitivity and credit quality

                   . Issuers offering minimal credit risk

                   . Maturities consistent with the manager's outlook for
                     interest rates

                   Under normal market conditions, the fund intends to concentrate more than 25% of its assets in short-term bank instruments.

Greenwich Street Series Fund

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is not guaranteed and it is possible to lose money.The fund could underperform other short term debt instruments or money market funds, if:

 . Interest rates rise sharply
 . An issuer or guarantor of the fund's securities defaults, or has its credit rating downgraded
 . Adverse events in the banking industry reduce the value of the fund's investments in bank instruments
 . Sectors or issuers the fund has emphasized fail to perform as expected
 . The value of the fund's foreign securities declines because of unfavorable government actions or political instability
 . The manager's judgment about the value or credit quality of a particular security proves to be incorrect

--------------------------------------------------------------------------------
Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the 90-day Treasury bill. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account; if these expenses had been reflected, performance would have been lower. Please refer to the Separate Account prospectus for more information on expenses.

                           [BAR CHART APPEARS HERE]

                                % TOTAL RETURN

                         1992                  2.75%
                         1993                  2.37%
                         1994                  3.56%
                         1995                  5.31%
                         1996                  4.80%
                         1997                  4.47%
                         1998                  4.40%

Calendar years ended December 31

The bar chart shows the fund's performance for each full calendar year since inception.
Quarterly returns:

Highest:1.30% in 3rd quarter 1995

Lowest:0.57% in 2nd quarter 1993

Average Annual Total Returns
(for the periods ended December 31, 1998)

--------------------------------------------
                      One   Five  Since
                      year  years inception*
--------------------------------------------
Fund                  4.40% 4.45%   3.86%
90 Day Treasury Bill  4.88% 5.02%   4.52%
--------------------------------------------

* Inception date 10/16/91

Index comparison begins on October 31, 1991

The funds 7-day yield as of December 31, 1998 was 3.97%. Call toll free 1-800-451-2010 for the fund's current 7-day yield.

                                                    Greenwich Street Series Fund

More on the Funds' Investments

Additional investments and investment techniques
--------------------------------------------------------------------------------

Each fund de-    International Equity Portfolio
scribes its      The fund may invest up to 35% of its assets in debt securi-
investment ob-   ties of any credit quality or maturity of foreign corporate
jective and      and governmental issuers, as well as U.S. government securi-
its principal    ties and money market obligations of U.S. and foreign corpo-
investment       rate issuers.
strategies and
risks under
"Fund goals
and invest-
ments."

                 Appreciation Portfolio
                 Although the fund intends to be fully invested in equity se-curities, it may invest up to 35% of its total assets in debt securities and money market instruments for cash management or other purposes.

This section     Equity Index Portfolio
provides addi-   The fund may invest up to 5% of its assets in equity securi-
tional infor-    ties not included in the S&P 500 to help approximate the re-
mation about     turn of the S&P 500.
the funds' in-
vestments and    Diversified Strategic Income Portfolio
certain port-    The fund may invest up to 35% of its assets in corporate
folio manage-    fixed income securities of U.S. issuers rated Ba or lower by
ment tech-       Moody's or BB or lower by S&P, but not lower than Caa or CCC,
niques the       respectively; or, if unrated, judged by the subadviser to be
funds may use.   within this quality range. The fund may invest up to 5% of
More informa-    its assets in securities of less developed countries.
tion about the
funds' invest-   Intermediate High Grade Portfolio
ments and        The fund may invest up to 10% of its assets in government
portfolio man-   stripped mortgage-backed securities.
agement tech-
niques, some
of which en-
tail risks, is
included in
the statement
of additional
information
(SAI).



Greenwich Street Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    Greenwich Street Series Fund
Equity           Equity securities include exchange-traded and over-the-
investments      counter (OTC) common and preferred stocks, warrants, rights,
Each equity      convertible securities, depositary receipts and shares, trust
fund             certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and eq-uity participations.

--------------------------------------------------------------------------------

Fixed income     Fixed income securities include bonds, notes (including
investments      structured notes), mortgage-related securities, asset-backed
Each fixed in-   securities, convertible securities, Eurodollar and Yankee
come fund        dollar instruments, preferred stocks and money market instru-
(other than      ments. Fixed income securities may be issued by U.S. and for-
Money Market     eign companies; U.S. and foreign banks; the U.S. government,
Portfolio)       its agencies, authorities, instrumentalities or sponsored en-
and, to a lim-   terprises; state and municipal governments; supranational or-
ited extent,     ganizations; and foreign governments and their political sub-
each equity      divisions. Fixed income securities may have all types of in-
fund             terest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                 Mortgage-related securities may be issued by private compa-nies or by agencies of the U.S. government and represent di-rect or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Diversified      These funds may invest in asset-backed securities. Asset-
Strategic In-    backed securities represent participations in, or are secured
come Portfolio   by and payable from, assets such as installment sales or loan
and Intermedi-   contracts, leases, credit card receivables and other catego-
ate High Grade   ries of receivables.
Portfolio

--------------------------------------------------------------------------------

                 Credit quality of fixed income securities

                 If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.

                 Below investment grade securities

                 Securities are below investment grade if:

                 . They are rated, respectively, below one of the top four
                   long-term rating categories by all the nationally recognized rating organizations that have rated the securities

                 . They have received comparable short-term ratings, or

                 . They are unrated securities the manager believes are of
                   comparable quality to below investment grade securities

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                 Risks of high yield, lower quality fixed income securities

Total Return     The issuers of lower quality bonds may be highly leveraged
Portfolio, Eq-   and have difficulty servicing their debt, especially during
uity Income      prolonged economic recessions or periods of rising interest
Portfolio,       rates. The prices of lower quality securities are volatile
Growth & In-     and may go down because of market perceptions of deteriorat-
come Portfo-     ing creditworthiness or economic conditions. Lower quality
lio, Diversi-    securities may become illiquid and hard to value in down mar-
fied Strategic   kets.
Income Portfo-
lio and Inter-
mediate High
Grade Portfo-
lio

--------------------------------------------------------------------------------

Derivatives Each fund may, but need not, use derivative contracts, such and hedging as futures and options on securities, securities indices or
techniques       currencies; options on these futures; forward currency con-
                 tracts; and interest rate or currency swaps for any of the following purposes:

All funds ex-
cept Money
Market Portfo-
lio

                 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                 . As a substitute for buying or selling securities

                 A derivative contract will obligate or entitle a fund to de-liver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

Defensive        Each fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

Portfolio        Each fund may engage in active and frequent trading to
turnover         achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.

Greenwich Street Series Fund
24

Management

The managers

SSBC Fund Management Inc. (SSBC)
 Smith Barney Global Capital Management (Subadviser for Diversified Strategic Income Portfolio)
Davis Skaggs Investment Management (Davis Skaggs)
Travelers Investment Management Company (TIMCO)

Van Kampen Asset Management (VKAM)

SSBC, located at 388 Greenwich Street, New York, New York 10013, acts as investment manager to investment companies having aggregate assets as of March 31, 1999 in excess of $114 billion. TIMCO, located at One Tower Square, Hartford, CT 06183-2030, provides investment advice to investment companies with aggregate assets under management as of March 31, 1999 in excess of $800 million. Davis Skaggs, located at 1 Sansone Place, San Francisco CA, 94104, is a division of SSBC.

SSBC and TIMCO each are wholly owned subsidiaries of Citigroup, a financial services holding company engaged, through its subsidiaries, principally in five business segments: Investment Services, Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. Smith Barney Global Capital Management, a U.S. registered investment adviser located at 10 Piccadilly, London, England, engaged by SSBC as subadviser for Diversified Strategic Income Portfolio, is also a wholly owned subsidiary of Citigroup.

VKAM, located at One Parkview Plaza, Oakbrook Terrace, Illinois, 60181, is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. VKAM, together with its predecessors, has been in the investment advisory business since 1926. VKAM provides investment advice to investment companies with aggregate assets under management or supervision as of March 31, 1999 of more than $46 billion.

Management fees

Each fund's manager oversees the investment operations of the fund and receives the following fee for these services:

  --------------------------------------------------------------------------
                                                   Actual management fee
                                                   paid for the fiscal year
                                                   ended December 31, 1998
                                                   (as a percentage
                                                   of the fund's
   Fund                                 Manager    average daily net assets)
  --------------------------------------------------------------------------
   Emerging Growth Portfolio              VKAM               0.75%
   International Equity Portfolio         SSBC               0.85%
   Appreciation Portfolio                 SSBC               0.55%
   Equity Index Portfolio                TIMCO               0.15%
   Growth & Income Portfolio              SSBC               0.45%
   Equity Income Portfolio                SSBC               0.45%
   Total Return Portfolio             Davis Skaggs           0.55%
   Diversified Strategic Income
   Portfolio                              SSBC               0.45%
   Intermediate High Grade Portfolio      SSBC               0.40%
   Money Market Portfolio                 SSBC               0.30%
  --------------------------------------------------------------------------

Smith Barney Global Capital Management, as subadviser to the Diversified Strategic Income Portfolio, is paid a fee by SSBC at the annual percentage of 0.15% of the value of the fund's average net assets.

                                                    Greenwich Street Series Fund

Administrator

SSBC serves as administrator to each fund, performing certain account maintenance and administrative services. As compensation for these services SSBC receives a fee equal on an annual basis to 0.20% of each fund's average daily net assets. However, for the Equity Index Portfolio, SSBC receives a fee equal on an annual basis to 0.06% of the value of the fund's average daily net assets.

Classes of Shares

The Equity Index Portfolio offers two classes of shares: Class I shares and Class II shares. Each Class is offered at net asset value per share of that Class. The shares of the Portfolio that were outstanding on January 15, 1999 have been designated Class I shares of the Portfolio.

Distribution plan

The Equity Index Portfolio has adopted a Rule 12b-1 distribution plan for its Class II shares. Under the plan, the fund pays a distribution fee of 0.25% of the daily net assets of Class II shares. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue

Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the funds. Individual companies and governmental issuers of securities held by a fund may also be adversely affected by the cost of addressing their Year 2000 systems problem, which cannot be substantial. The managers and the administrator are addressing the Year 2000 issue for their systems. The funds have been informed by their other service providers that they are taking similar measures. Although the funds do not expect the Year 2000 issue to adversely affect them, the funds cannot guarantee that their efforts or the efforts of their service providers to correct the problem will be successful.

Greenwich Street Series Fund

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The separate accounts may or may not invest in all the funds described in this prospectus.

The interests of different variable contract separate accounts investing in a fund could conflict due to differences of tax treatment and other considerations. The funds currently do not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the board of trustees intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund might be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of each fund's shares will be the net asset value next determined after receipt by the fund of a redemption order from a separate account. The fund will ordinarily pay redemption proceeds within one business day, and must pay redemption proceeds within seven days after receipt of the request in good order, except on a day when the New York Stock Exchange is closed or as permitted by the Securities and Exchange Commission in extraordinary circumstances.

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its portfolio securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency, the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price that security at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Unless there are extraordinary or unusual circumstances, Money Market Portfolio uses the amortized cost method of valuing its money market securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund.


                                                    Greenwich Street Series Fund

Dividends, Distributions and Taxes

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding these shares. See the accompanying separate account contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

If a fund fails to comply with special diversification requirements under the Internal Revenue Code of 1986 (the "Code"), the contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Greenwich Street Series Fund

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each fund's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions. The information for the fiscal year ended December 31, 1994 has been audited by other auditors.

For a share of beneficial interest outstanding throughout each year ended December 31:

                                          Emerging Growth Portfolio
                                     1998(1)  1997    1996    1995    1994
------------------------------------------------------------------------------
Net asset value, beginning of year   $16.87   $15.83  $13.76  $ 9.63  $10.41
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss) (2)     (0.15)   (0.12)  (0.10)  (0.03)   0.00*
 Net realized and unrealized gain
 (loss)                                5.98     3.32    2.55    4.16   (0.78)
------------------------------------------------------------------------------
Total income (loss) from operations    5.83     3.20    2.45    4.13   (0.78)
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                   --       --      --      --   (0.00)*
 Net realized gains                   (3.07)   (2.16)  (0.38)     --      --
------------------------------------------------------------------------------
Total distributions                   (3.07)   (2.16)  (0.38)     --   (0.00)*
------------------------------------------------------------------------------
Net asset value, end of year         $19.63   $16.87  $15.83  $13.76  $ 9.63
------------------------------------------------------------------------------
Total return                          37.14%   21.16%  17.83%  42.89%  (7.48)%
------------------------------------------------------------------------------
Net assets, end of year (millions)   $   21   $   20  $   19  $   17  $   12
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                          1.28%    1.26%   1.27%   1.20%   1.20%
 Net investment loss                  (0.88)   (0.72)  (0.64)  (0.24)  (0.17)
------------------------------------------------------------------------------
Portfolio turnover rate                  98%     102%     84%    121%     66%
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.

(2) The manager waived all or part of its fees for the two years ended December 31, 1995. In addition, IDS Life reimbursed expenses of $5,265 and $18,068 for the two years ended December 31, 1995. If such fees had not been waived and expenses reimbursed, the per share effect on net investment loss and the expense ratios would have been as follows:

  -------------------------------------------------------------
                                              Expense Ratios
                    Per Share Increases to    Without Waivers
                     Net Investment Income  and Reimbursements
  -------------------------------------------------------------
   Portfolio           1995        1994       1995      1994
  -------------------------------------------------------------
   Emerging Growth  $      0.02 $      0.01     1.39%     1.59%
  -------------------------------------------------------------

 *Amount represents less than $0.01.

                                                    Greenwich Street Series Fund

For a share of beneficial interest outstanding throughout each year ended December 31:

                                       International Equity Portfolio
                                     1998(1)  1997     1996    1995   1994
------------------------------------------------------------------------------
Net asset value, beginning of year   $11.78   $12.07   $ 9.98  $9.21  $10.05
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss) (2)(3)  (0.03)   (0.02)   (0.02)  0.03    0.00*
 Net realized and unrealized gain
 (loss)                                2.25    (0.24)    2.15   0.78   (0.84)
------------------------------------------------------------------------------
Total income (loss) from operations    2.22    (0.26)    2.13   0.81   (0.84)
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.06)   (0.03)   (0.04) (0.04)     --
------------------------------------------------------------------------------
Total distributions                   (0.06)   (0.03)   (0.04) (0.04)     --
------------------------------------------------------------------------------
Net asset value, end of year         $13.94   $11.78   $12.07  $9.98  $ 9.21
------------------------------------------------------------------------------
Total return                          18.84%   (2.18)%  21.38%  8.80%  (8.36)%
------------------------------------------------------------------------------
Net assets, end of year (millions)   $   23   $   28   $   33  $  29  $   28
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)(4)                       1.40%    1.31%    1.35%  1.43%   1.30%
 Net investment income (loss)         (0.25)   (0.23)   (0.20)  0.35    0.31
------------------------------------------------------------------------------
Portfolio turnover rate                  30%      21%      33%    34%     12%
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.

(2) The manager waived all or part of its fees for the year ended December 31, 1994. In addition, IDS Life also reimbursed expenses of $23,712 for the year ended December 31, 1994. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

  ---------------------------------------------------------------
                                                 Expense Ratios
                         Per Share Decrease to  Without Waivers
                         Net Investment Income and Reimbursements
  ---------------------------------------------------------------
   Portfolio                     1994                 1994
  ---------------------------------------------------------------
   International Equity          $0.00*              1.51%
  ---------------------------------------------------------------

(3) Includes realized gains and losses from foreign currency transactions for the two years ended December 31, 1995.

(4) During the years ended December 31, 1995 and 1996, the fund has earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets would have been 1.37% and 1.33%, respectively.
 *Amount represents less than $0.01

Greenwich Street Series Fund

For a share of beneficial interest outstanding throughout each year ended December 31:

                                           Appreciation Portfolio
                                     1998(1)  1997    1996    1995    1994
------------------------------------------------------------------------------
Net asset value, beginning of year   $18.73   $15.86  $14.39  $11.54  $11.80
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.27     0.24    0.27    0.23    0.20
 Net realized and unrealized gain
 (loss)                                3.24     3.90    2.60    3.04   (0.32)
------------------------------------------------------------------------------
Total income (loss) from operations    3.51     4.14    2.87    3.27   (0.12)
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.22)   (0.21)  (0.25)  (0.21)  (0.14)
 Net realized gains                   (0.86)   (1.06)  (1.15)  (0.21)     --
------------------------------------------------------------------------------
Total distributions                   (1.08)   (1.27)  (1.40)  (0.42)  (0.14)
------------------------------------------------------------------------------
Net asset value, end of year         $21.16   $18.73  $15.86  $14.39  $11.54
------------------------------------------------------------------------------
Total return                          19.15%   26.39%  19.77%  28.84%  (1.12)%
------------------------------------------------------------------------------
Net assets, end of year (millions)   $  246   $  144  $  101  $   94  $   81
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.80%    0.80%   0.85%   0.97%   0.88%
 Net investment income                 1.36     1.68    1.59    1.65    1.75
------------------------------------------------------------------------------
Portfolio turnover rate                  22%      34%     39%     43%     61%
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.

                                                    Greenwich Street Series Fund

For a share of beneficial interest outstanding throughout each year ended December 31:

                                           Equity Index Portfolio
Class I Shares                      1998 (1) 1997    1996    1995    1994
----------------------------------------------------------------------------
Net asset value, beginning of year   $23.59  $18.36  $15.58  $11.69  $11.90
----------------------------------------------------------------------------
Income from operations:
 Net investment income (2)             0.36    0.12    0.22    0.25    0.23
 Net realized and unrealized gain
 (loss)                                6.33    5.76    3.17    3.88   (0.14)
----------------------------------------------------------------------------
Total income from operations           6.69    5.88    3.39    4.13    0.09
----------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.08)  (0.17)  (0.23)  (0.23)  (0.15)
 Net realized gains                   (0.21)  (0.48)  (0.38)  (0.01)  (0.15)
----------------------------------------------------------------------------
Total distributions                   (0.29)  (0.65)  (0.61)  (0.24)  (0.30)
----------------------------------------------------------------------------
Net asset value, end of year         $29.99  $23.59  $18.36  $15.58  $11.69
----------------------------------------------------------------------------
Total return                          28.46%  32.16%  21.68%  35.81%   0.85%
----------------------------------------------------------------------------
Net assets, end of year (millions)   $  177  $   35  $   19  $   15  $   10
----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (3)                          0.30%   0.76%   1.06%   1.00%   1.00%
 Net investment income                 1.36    1.08    1.37    1.84    2.10
----------------------------------------------------------------------------
Portfolio turnover rate                   5%      6%      7%      5%      1%
----------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.

(2) For the year ended December 31, 1998, the administrator agreed to reimburse expenses of $114,983. In addition, the manager waived all or part of its fees for the two years ended December 31, 1995. IDS Life also reimbursed expenses of $6,942 and $25,496 for the two years ended December 31, 1995. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

  ---------------------------------------------------------------------
                                                   Expense Ratios
                   Per Share Decreases to         Without Waivers
                    Net Investment Income        and Reimbursements
  ---------------------------------------------------------------------
   Portfolio     1998  1997 1996 1995  1994  1998 1997 1996 1995  1994
  ---------------------------------------------------------------------
   Equity Index  $0.02 N/A  N/A  $0.02 $0.06 0.42 N/A  N/A  1.17% 1.53%
  ---------------------------------------------------------------------

(3) As a result of the 0.30% voluntary expense limitation for the ratio of expenses to average net assets, which became effective during 1998, the manager will reimburse fees for the amount that exceeds the limitation.

Greenwich Street Series Fund

For a share of beneficial interest outstanding throughout each year ended December 31:

                                          Growth & Income Portfolio
                                     1998(1)   1997    1996    1995   1994
-------------------------------------------------------------------------------
Net asset value, beginning of year   $18.54   $16.43  $13.73  $10.75  $ 11.37
-------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.27     0.31    0.27    0.26     0.27
 Net realized and unrealized gain
 (loss)                                1.93     3.41    2.45    2.99    (0.63)
-------------------------------------------------------------------------------
Total income (loss) from operations    2.20     3.72    2.72    3.25    (0.36)
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.33)   (0.29)  (0.02)  (0.27)   (0.26)
 Net realized gains                   (1.94)   (1.32)     --      --       --
-------------------------------------------------------------------------------
Total distributions                   (2.27)   (1.61)  (0.02)  (0.27)   (0.26)
-------------------------------------------------------------------------------
Net asset value, end of year         $18.47   $18.54  $16.43  $13.73  $ 10.75
-------------------------------------------------------------------------------
Total return                          11.88%   22.94%  19.83%  30.49%   (3.20)%
-------------------------------------------------------------------------------
Net assets, end of year (millions)   $   36   $   43  $   39  $   35  $    30
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.72%    0.77%   0.83%   0.98%    0.93%
 Net investment income                 1.45     1.62%   1.67%   2.09%    2.52%
-------------------------------------------------------------------------------
Portfolio turnover rate                  13%      17%     22%     17%      77%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.

                                           Equity Income Portfolio
                                     1998(1)  1997    1996    1995    1994
-------------------------------------------------------------------------------
Net asset value, beginning of year   $15.31   $13.01  $12.35  $ 9.87  $ 11.55
-------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.53     0.77    0.63    0.54     0.58
 Net realized and unrealized gain
 (loss)                                1.94     2.28    0.11    2.56    (1.75)
-------------------------------------------------------------------------------
Total income (loss) from operations    2.47     3.05    0.74    3.10    (1.17)
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.71)   (0.75)  (0.08)  (0.62)   (0.49)
 Net realized gains                   (0.69)      --      --      --    (0.02)
-------------------------------------------------------------------------------
Total distributions                   (1.40)   (0.75)  (0.08)  (0.62)   (0.51)
-------------------------------------------------------------------------------
Net asset value, end of year         $16.38   $15.31  $13.01  $12.35  $  9.87
-------------------------------------------------------------------------------
Total return                          16.99%   23.52%   5.99%  32.47%  (10.20)%
-------------------------------------------------------------------------------
Net assets, end of year (millions)   $   37   $   46  $   46  $   52  $    44
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.79%    0.77%   0.77%   0.95%    0.84%
 Net investment income                 3.43     4.42    4.53    4.95     5.51
-------------------------------------------------------------------------------
Portfolio turnover rate                  43%      42%     28%     33%      21%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.

                                                    Greenwich Street Series Fund

For a share of beneficial interest outstanding throughout each year ended December 31:

                                           Total Return Portfolio
                                    1998 (1)  1997    1996    1995    1994
------------------------------------------------------------------------------
Net asset value, beginning of year   $17.62  $15.73  $12.75  $10.78  $10.30
------------------------------------------------------------------------------
Income from operations:
 Net investment income (2)             0.49    0.37    0.26    0.43    0.34
 Net realized and unrealized gain      0.38    2.26    2.97    2.19    0.42(3)
------------------------------------------------------------------------------
Total income from operations           0.87    2.63    3.23    2.62    0.76
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.43)  (0.21)  (0.07)  (0.41)  (0.28)
 Net realized gains                   (0.51)  (0.53)  (0.18)  (0.24)     --
------------------------------------------------------------------------------
Total distributions                   (0.94)  (0.74)  (0.25)  (0.65)  (0.28)
------------------------------------------------------------------------------
Net asset value, end of year         $17.55  $17.62  $15.73  $12.75  $10.78
------------------------------------------------------------------------------
Total return                           4.97%  16.84%  25.33%  25.04%   7.40%
------------------------------------------------------------------------------
Net assets, end of year (millions)   $  298  $  274  $  172  $   78  $   23
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                          0.79%   0.79%   0.83%   1.00%   1.00%
 Net investment income                 2.79   3.24    3.06    3.80    3.84
------------------------------------------------------------------------------
Portfolio turnover rate                  72%     75%     82%     81%    118%
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.

(2) The manager waived all or part of its fees for the year ended December 31, 1994. IDS Life reimbursed expenses of $7,873 for the year ended December 31, 1994. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

  -------------------------------------------------------
                                         Expense Ratio
                 Per Share Decrease to  Without Waivers
                 Net Investment Income and Reimbursements
  -------------------------------------------------------
   Portfolio             1994                 1994
  -------------------------------------------------------
   Total Return          $0.01               1.11%
  -------------------------------------------------------

(3) The amount shown in this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the fund's securities for the year because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the fund.


Greenwich Street Series Fund

For a share of beneficial interest outstanding throughout each year ended December 31:

                                         Diversified Strategic Income
                                                  Portfolio
                                     1998 (1)  1997    1996    1995    1994
------------------------------------------------------------------------------
Net asset value, beginning of year    $10.89  $10.98  $10.01  $ 9.18  $10.07
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (2)              0.69    0.77    0.88    0.74    0.58
 Net realized and unrealized gain
 (loss)                                (0.01)   0.12    0.24    0.70   (0.86)
------------------------------------------------------------------------------
Total income (loss) from operations     0.68    0.89    1.12    1.44   (0.28)
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                 (0.67)  (0.98)  (0.15)  (0.61)  (0.58)
 Capital                                  --      --      --      --   (0.03)
------------------------------------------------------------------------------
Total distributions                    (0.67)  (0.98)  (0.15)  (0.61)  (0.61)
------------------------------------------------------------------------------
Net asset value, end of year          $10.90  $10.89  $10.98  $10.01  $ 9.18
------------------------------------------------------------------------------
Total return                            6.41%   8.14%  11.16%  16.18%  (2.81)%
------------------------------------------------------------------------------
Net assets, end of year (millions)    $   81  $   63  $   60  $   59  $   55
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                               0.78%   0.78%   0.84%   0.90%   0.95%
 Net investment income                  6.38    7.29    7.94    7.73    7.31
------------------------------------------------------------------------------
Portfolio turnover rate                   86%     47%    106%     46%     54%
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.

(2) Includes realized gains and losses from foreign currency transactions for the two years ended December 31, 1995.

                                                    Greenwich Street Series Fund

For a share of beneficial interest outstanding throughout each year ended December 31:

                                      Intermediate High Grade Portfolio
                                     1998 (1)  1997    1996    1995    1994
------------------------------------------------------------------------------
Net asset value, beginning of year    $10.89  $10.70  $10.60  $ 9.66  $10.69
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (2)              0.65    0.72    0.71    0.66    0.61
 Net realized and unrealized gain
 (loss)                                 0.07    0.21   (0.53)   1.00   (0.94)
------------------------------------------------------------------------------
Total income (loss) from operations     0.72    0.93    0.18    1.66   (0.33)
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                 (0.71)  (0.74)  (0.08)  (0.72)  (0.61)
 Net realized gains                       --      --      --      --   (0.09)
------------------------------------------------------------------------------
Total distributions                    (0.71)  (0.74)  (0.08)  (0.72)  (0.70)
------------------------------------------------------------------------------
Net asset value, end of year
(millions)                            $10.90  $10.89  $10.70  $10.60  $ 9.66
------------------------------------------------------------------------------
Total return                            6.79%   8.67%   1.69%  17.76%  (3.05)%
------------------------------------------------------------------------------
Net assets, end of year (millions)    $   13  $   15  $   15  $   16  $   13
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                           0.93%   0.95%   0.90%   0.86%   0.85%
 Net investment income                  5.82    6.28    6.35    6.63    6.57
------------------------------------------------------------------------------
Portfolio turnover rate                   60%     66%    116%    121%     90%
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.

(2) The manager waived all or part of its fees for the three years ended December 31, 1996. IDS Life reimbursed expenses of $3,006 and $12,616 for the two years ended December 31, 1995. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

  ----------------------------------------------------------------------
                                                    Expense Ratios
                          Per Share Decreases to   Without Waivers
                          Net Investment Income   and Reimbursements
  ----------------------------------------------------------------------
  Portfolio                1996    1995    1994   1996    1995    1994
  ----------------------------------------------------------------------
  Intermediate High Grade $  0.02   0.00*   0.02   1.07%   0.94%   1.05%
  ----------------------------------------------------------------------

  *Amount represents less than $0.01 per share.

Greenwich Street Series Fund

For a share of beneficial interest outstanding throughout each year ended December 31:

                                            Money Market Portfolio
                                      1998    1997    1996    1995    1994
-----------------------------------------------------------------------------
Net asset value, beginning of year    $1.000  $1.000  $1.000  $1.000  $1.000
 Net investment income (1)             0.043   0.044   0.047   0.052   0.035
 Dividends from net investment income (0.043) (0.044) (0.047) (0.052) (0.035)
-----------------------------------------------------------------------------
Net asset value, end of year          $1.000  $1.000  $1.000  $1.000  $1.000
-----------------------------------------------------------------------------
Total return                            4.40%   4.47%   4.80%   5.31%   3.56%
-----------------------------------------------------------------------------
Net assets, end of year (millions)        $5      $5      $6      $6      $7
-----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (1)                           1.24%   1.20%   0.75%   0.75%   0.75%
 Net investment income                  4.30    4.38    4.70    5.19    3.65
-----------------------------------------------------------------------------

(1) The manager waived all or part of its fees for year ended December 31, 1998 and the three years ended December 31, 1996. IDS Life also reimbursed expenses of $16,616 for the year ended December 31, 1994. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

  ----------------------------------------------------------------------------
                                                        Expense Ratios
                      Per Share Decreases to            Without Waivers
                      Net Investment Income           and Reimbursements
  ----------------------------------------------------------------------------
   Portfolio      1998  1997  1996   1995   1994  1998  1997 1996  1995  1994
  ----------------------------------------------------------------------------
   Money Market  $0.005 N/A  $0.005 $0.005 $0.005 1.74% N/A  1.25% 1.21% 1.26%
  ----------------------------------------------------------------------------

                                                    Greenwich Street Series Fund

Greenwich Street Series Fund

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about each fund's investments. These reports discuss the market conditions and investment strategies that affected the funds' performance.

The funds send one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-451-2010 or writing to Greenwich Street Series Fund, 388 Greenwich Street, New York, New York 10013.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can obtain copies of these materials upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-60019. You can get the same reports and information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Each fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

               Emerging Growth Portfolio
               International Equity Portfolio
               Appreciation Portfolio
               Equity Index Portfolio
               Growth & Income Portfolio
               Equity Income Portfolio
               Total Return Portfolio
               Diversified Strategic Income Portfolio
               Intermediate High Grade Portfolio
               Money Market Portfolio

(Investment Company Act file no. 811-6310)
L-12410 2/99

PART  B
STATEMENT OF ADDITIONAL INFORMATION


April 30, 1999

STATEMENT OF ADDITIONAL INFORMATION

GREENWICH STREET SERIES FUND
388 Greenwich Street,
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of the Greenwich Street Series Fund (the "fund") dated April 30, 1999, as amended or supplemented from time to time), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney Inc. at the address or telephone number above.

TABLE OF CONTENTS

 Investment Objective and Management Policies
   	Emerging Growth Portfolio
	International Equity Portfolio
	Appreciation Portfolio
	Equity Index Portfolio
	Growth & Income Portfolio
	Equity Income Portfolio
	Total Return Portfolio
	Diversified Strategic Income Portfolio
	Intermediate High Grade Portfolio
	Money Market Portfolio
 Investment Restrictions
 Trustees of the Trust and Executive Officers of the Fund
 Investment Management and Other Services
 Portfolio Transactions...
 Portfolio Turnover
 Purchase of Shares
 Redemption of Shares
 Valuation of Shares
 Exchange Privilege
 Performance Data
 Dividends, Distributions and Taxes
 Additional Information
 Financial Statements
 Appendix A

The fund is a diversified, open-end management investment company with ten portfolios, each with separate goals and investment policies:

The Emerging Growth Portfolio's goal is to provide capital appreciation. This portfolio invests primarily in common stocks of small and medium-sized companies, both domestic and foreign, considered to be emerging growth companies by its investment adviser.

The International Equity Portfolio's goal is to provide total return on its assets from growth of capital and income. This portfolio invests in a diversified portfolio of equity securities of established non-U.S. issuers.

The Appreciation Portfolio's goal is long-term appreciation of capital. This portfolio invests primarily in equity securities.

The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the Standard & Poor's Daily Price Index of 500 Common Stocks (the "S&P 500 Index"). This portfolio invests in the common stocks of companies represented in the S&P 500 Index.

The Growth & Income Portfolio's goal is income and long-term capital growth. This portfolio invests primarily in dividend-paying equity securities meeting certain specified investment criteria.

The Equity Income Portfolio's primary goal is current income, with a secondary goal of long-term capital appreciation. This portfolio invests primarily in dividend-paying common stocks, concentrating in securities of companies in the utility industry.

The Total Return Portfolio's goal is to provide shareholders with total return, consisting of long-term capital appreciation and income. This portfolio invests primarily in a diversified portfolio of dividend-paying common stocks.

The Diversified Strategic Income Portfolio's goal is high current income. This portfolio invests primarily in three types of fixed-income securities: U.S. government and mortgage-related securities, foreign government bonds and corporate bonds rated below investment grade.

The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital. This portfolio invests in high-quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers.

The Money Market Portfolio's goal is maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests in high-quality short-term money market instruments.

MANAGEMENT OF THE FUND

The executive officers of the fund are employees of certain of the organizations that provide services to the fund. These organizations are as follows:

Name
Service
SSBC Fund Management Inc.
("SSBC" or "adviser" and
"administrator") formerly known as
Mutual Management, Corp.
Investment Adviser to Money Market,
Intermediate High Grade,
Diversified Strategic Income,
Equity Income, Growth & Income,
Appreciation and International
Equity Portfolios; Administrator to
each Portfolio


Davis Skaggs Investment Management,
a division of SSBC ("Davis Skaggs"
or "adviser")
Investment Adviser to Total Return
Portfolio


Smith Barney Global Capital
Management Inc.
("Global Capital Management" or
"sub-adviser")
Sub-Investment Adviser to
Diversified Strategic Income
Portfolio


Travelers Investment Management
Company ("TIMCO" or "adviser")
Investment Adviser to Equity Index
Portfolio


Van Kampen Asset Management, Inc.
("VKAM" or  "adviser")
Investment Adviser to Emerging
Growth Portfolio


CFBDS, Inc.
("CFBDS" or "distributor")
Distributor


PNC Bank, National Association
("PNC" or "custodian")
Custodian for Appreciation,
Emerging Growth, Equity Income,
Equity Index, Growth & Income,
Intermediate High Grade, Money
Market and Total Return Portfolios


Chase Manhattan Bank
("Chase" or "custodian")
Custodian for Diversified Strategic
Income and International Equity
Portfolios


First Data Investor Services Group,
Inc.
("First Data" or "transfer agent")
Transfer and Dividend Paying Agent

These organizations and the functions they perform for the fund are discussed in the prospectus and in this SAI.
Trustees and Officers of the Fund

Overall responsibility for management and supervision of the fund and the portfolios rests with the fund's Board of Trustees. The trustees approve all significant agreements between the fund and the persons or companies that furnish services to the fund and its portfolios, including agreements with the advisers and/or sub-adviser, and administrator of the portfolios and with the portfolios' custodian, transfer agent and distributor. The day-to-day operations of the portfolios are delegated to the advisers and/or sub-advisers, and administrator of the portfolios. The names of the trustees and executive officers of the fund, together with information as to their principal business occupations during the past five years, are set forth below. Each trustee who is an "interested person" of the fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. As of April 16, 1999, trustees and officers of the fund as a group owned no shares of the fund.

HERBERT BARG (Age 75).  Trustee
Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania, 19004.

*ALFRED J. BIANCHETTI (Age 76). Trustee
Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

MARTIN BRODY (Age 77).  Trustee
Consultant, HMK Associates. Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

DWIGHT B. CRANE (Age 61). Trustee
Professor, Harvard Business School.  His address is c/o Harvard
Business School, Soldiers Field Road, Boston, Massachusetts 02163.

BURT N. DORSETT (Age 68). Trustee
Managing Partner of the investment counseling firm Dorsett McCabe
Management, Inc.  Director of Research Corporation Technologies,
Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

ELLIOT S. JAFFE (Age 72). Trustee
Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10021.

STEPHEN E. KAUFMAN (Age 67).  Trustee
Attorney.  His address is 277 Park Avenue, New York, New York 10172.

JOSEPH J. McCANN (Age 68).  Trustee
Financial Consultant.  Retired Financial Executive, Ryan Homes, Inc.
 His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

*HEATH B. McLENDON (Age 65).Chairman of the Board and Investment Officer Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"), Chairman. and President of SSBC and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board and Director of 59 investment companies associated with Salomon Smith Barney: His address is 388 Greenwich Street, New York, New York 10013.

CORNELIUS C. ROSE, JR. (Age 65).  Trustee
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt. 6, West Lebanon, New Hampshire 03784.

LEWIS E. DAIDONE (Age 41). Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of SSBC and TIA; His address is 388 Greenwich Street, New York, New York 10013.

HARRY D. COHEN (Age 56).  Vice President and Investment Officer
Managing Director of Salomon Smith Barney; Executive Vice President of Salomon Smith Barney; Investment Officer of SSBC; His address is 388 Greenwich Street, New York, New York 10013.

SCOTT GLASSER (Age 32). Vice President and Investment Officer Director of Salomon Smith Barney; Investment Officer of SSBC; prior to October 1993, fixed income analyst with Bear, Stearns & Co. Inc; His address is 388 Greenwich Street, New York, New York 10013.

SANDIP A. BHAGAT (Age 38).  Vice President and Investment Officer
President of TIMCO; prior to 1995, Senior Portfolio Manager for
TIMCO. His address is One Tower Square, Hartford, Connecticut 06183-
2030.

JOHN C. BIANCHI (Age 43).  Vice President and Investment Officer
Managing Director of Salomon Smith Barney; Investment Officer of
SSBC; His address is 388 Greenwich Street, New York, New York 10013.




ROBERT BRADY (Age 58).  Vice President and Investment Officer
Managing Director of Salomon Smith Barney;  Investment Officer of
SSBC; His address is 388 Greenwich Street, New York, New York 10013..

JAMES CONHEADY (Age 63).  Vice President and Investment Officer
Managing Director of Salomon Smith Barney;  Investment Officer of
SSBC; His address is 388 Greenwich Street, New York, New York 10013..

JAMES E. CONROY (Age 48).  Vice President and Investment Officer
Managing Director of Salomon Smith Barney; Investment Officer of
SSBC; His address is 388 Greenwich Street, New York, New York 10013..

DENIS DOHERTY (Age 35). Vice President and Investment Officer
Director of Salomon Smith Barney; Investment Officer of SSBC; His address is 388 Greenwich Street, New York, New York 10013..

R. JAY GERKEN (Age 47).  Vice President and Investment Officer
Managing Director of Salomon Smith Barney; Investment Officer of
SSBC; His address is 388 Greenwich Street, New York, New York 10013..

JOHN G. GOODE (Age 53). Vice President and Investment Officer Managing Director of Salomon Smith Barney; Chairman and Chief Investment Officer of Davis Skaggs; Investment Officer of SSBC. His address is One Sansome Street, San Francisco, California 94104.

SIMON HILDRETH (Age 43). Vice President and Investment Officer
Managing Director of Salomon Smith Barney; prior to 1994, Director of Mercury Asset Management Ltd.; Investment Officer of SSBC. His address is 10 Piccadilly, London, WIV 9LA, U.K.

GARY LEWIS (Age 44).  Vice President and Investment Officer
Senior Vice President of Van Kampen American Capital Asset
Management, Inc.  His address is 2800 Post Oak Boulevard, Houston,
Texas 77056.

JEFFREY RUSSELL (Age 40). Vice President and Investment Officer
Managing Director of Salomon Smith Barney; Investment Officer of
SSBC; His address is 388 Greenwich Street, New York, New York 10013.

PHYLLIS ZAHORODNY (Age 40). Vice President and Investment Officer Managing Director of Salomon Smith Barney; Investment Officer of
SSBC; Her address is 388 Greenwich Street, New York, New York 10013.


PAUL BROOK (Age 45). Controller
Director of Salomon Smith Barney; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP; His address is 388 Greenwich Street, New York, New York 10013.

IRVING DAVID (Age 38) Controller
Director of Salomon Smith Barney. Formerly Assistant Treasurer of First Investment Management Company; His address is 388 Greenwich
Street, New York, New York 10013.

CHRISTINA T. SYDOR (Age 48).  Secretary
Managing Director of Salomon Smith Barney; General Counsel and
Secretary of SSBC and TIA; Her address is 388 Greenwich Street, New York, New York 10013.

As of April 16, 1999, the trustees and officers as a group owned less than 1% of the outstanding common stock of the trust. To the best knowledge of the trustees, as of April 16, 1999, the following shareholders or "groups" (as such term is defined in Section 13(d) of the Securities Exchange Act of 1934, as amended) owned beneficially or of record more than 5% of the shares of the following classes:


Shareholder



Percent Ownership

Money Market Portfolio

IDS Life Variable Account
For Shearson
Attn: Unit 229
IDS Tower 10
Minneapolis, MN 55402
Owned 5,804,883.280 shares









97.76%




Intermediate High Grade Portfolio

IDS Life Variable Account
For Shearson
Attn: Unit 229
IDS Tower 10
Minneapolis, MN 55402
Owned 1,112,958.457 shares









99.73%




Diversified Strategic Income Portfolio

IDS Life Variable Account
For Shearson
Attn: Unit 229
IDS Tower 10
Minneapolis, MN 55402
Owned 3,744,547.468 shares









50.29%



Diversified Strategic Income Portfolio
Travelers Insurance Company
Separate Account QPM 401(k)-TIC
Travelers Insurance Company
Attn: Roger Ferland 5 MS
One Tower Square
Hartford, CT 06183
Owned 3,701,697.701 shares








49.71%

Equity Index Portfolio - Class I
Travelers Insurance Company
Separate Account QPM 401(k)-TIC
Travelers Insurance Company
Attn: Roger Ferland 5 MS
One Tower Square
Hartford, CT 06183
Owned 7,716,388.469 shares








91.76%

IDS Life Variable Account
For Shearson
Attn: Unit 229
IDS Tower 10
Minneapolis, MN 55402
Owned 693,030.737 shares






8.24%

Shareholder

Equity Income Portfolio


Percent Ownership
IDS Life Variable Account
For Shearson
Attn: Unit 229
IDS Tower 10
Minneapolis, MN 55402
Owned 2,022,467.519 shares






100%

Growth and Income Portfolio



IDS Life Variable Account
For Shearson
Attn: Unit 229
IDS Tower 10
Minneapolis, MN 55402
Owned 1,726,184.653 shares






100%

Appreciation Portfolio
Travelers Insurance Company
Separate Account QPM 401(k)-TIC
Travelers Insurance Company
Attn: Roger Ferland 5 MS
One Tower Square
Hartford, CT 06183
Owned 5,906,811.551 shares








42.72%

Equitable Life of Iowa
Prime Elite
Attn: Gina Keck
604 Locust Street
Des Moines, Iowa 50306
Owned 4,067,008.413 shares
Shareholder

IDS Life Variable Account
For Shearson
Attn: Unit 229
IDS Tower 10
Minneapolis, MN 55402
Owned 3,853,494.944 shares






29.41%
Percent Ownership






27.87%


Total Return Portfolio
Travelers Insurance Company
Separate Account QPM 401(k)-TIC
Travelers Insurance Company
Attn: Roger Ferland 5 MS
One Tower Square
Hartford, CT 06183
Owned 14,865,796.336 shares








90.31%

International Equity Portfolio



IDS Life Variable Account
For Shearson
Attn: Unit 229
IDS Tower 10
Minneapolis, MN 55402
Owned 1,457,298.897 shares






99.31%
Shareholder

Emerging Growth Portfolio

IDS Life Variable Account
For Shearson
Attn: Unit 229
IDS Tower 10
Minneapolis, MN 55402
Owned 902,846.506 shares

Percent Ownership








98.50%

No officer, director or employee of Salomon Smith Barney, any of the portfolios' advisers or sub-adviser, or any of their affiliates receives any compensation from the fund for serving as an officer or trustee of the fund. The fund pays each trustee who is not a director, officer or employee of Salomon Smith Barney, the advisers or any of their affiliates a fee of $10,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. The fund pays a trustee emeritus who is not a trustee, officer or employee of Salomon Smith Barney, the advisers, or any of their affiliates a fee of $5,000 per annum plus $250 per in person meeting and $50 per telephonic meeting. Each trustee is reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. For the fiscal year ended December 31, 1998, the trustees were reimbursed, in the aggregate, $13,594 for travel and out-of-pocket expenses.

For the fiscal year ended December 31, 1998, the trustees of the fund were paid the following compensation:



Name of Person

Aggregate
Compensation
From fund

Pension or
Retirement
Benefits
Accrued
as part of
fund expenses


Compensation
From fund
And fund
Complex
Paid to trustees

Number of funds
Which trustee
Serves Within
Fund Complex






Herbert Barg**
$7,100
$0
$105,425
18

Alfred
Bianchetti* **
7,100
0
51,200
13

Martin Brody**
6,600
0
132,500
22

Dwight B. Crane**
6,100
0
139,975
25

Burt N. Dorsett*
**
7,100
0
51,200
13

Elliot S. Jaffe**
6,600
0
47,550
13

Stephen E.
Kaufman**
7,100
0
96,400
15

Joseph J.
McCann**
7,100
0
51,200
13

Heath B. McLendon
*
0
0
0
59

Cornelius C.
Rose, Jr.**
7,100
0
51,200
13

*	Designates an "interested" trustee.
**	Designates member of Audit Committee.
+	Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. Trustees emeritus may attend meetings but have no voting rights.
Investment Advisers, Sub-Investment Adviser and Administrator

Each adviser serves as investment adviser to one or more Portfolios pursuant to a separate written agreement with each portfolio (an "Advisory Agreement"). The Advisory Agreements for each of the portfolios were approved by the board of trustees, including a majority of the trustees who are not interested persons. Subject to the supervision and direction of the trust's board of trustees, each adviser manages the portfolios in accordance with the portfolio's stated investment objective and policies, makes investment decisions for the portfolio, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The adviser pays the salary of any officer and employee who is employed by both it and the fund. Each adviser bears all expenses in connection with the performance of its services.

SSBC is an affiliate of Salomon Smith Barney, and is a wholly owned subsidiary of Citigroup Inc. Global Capital Management, sub-adviser to Diversified Strategic Income Portfolio, also is a subsidiary of Citigroup. Davis Skaggs, adviser to the Total Return Portfolio is a division of SSBC.

VKAM is a diversified asset management company which provides investment advice to investment companies with aggregate assets under management or supervision as of March 31, 1999 of more than $46 billion.

The Portfolios pay their respective advisers an aggregate fee at an annual percentage of the value of the relevant portfolio's average net assets as follows:

Appreciation Portfolio
0.55%
Diversified Strategic Income
Portfolio
0.45%
Emerging Growth Portfolio
0.75%
Equity Income Portfolio
0.45%
Equity Index Portfolio
0.15%
Growth & Income Portfolio
0.45%
Intermediate High Grade
Portfolio
0.40%
International Equity
Portfolio
0.85%
Money Market Portfolio
0.30%
Total Return Portfolio
0.55%

Global Capital Management, as Sub-Adviser to the Diversified Strategic Income Portfolio, is paid a fee by SSBC, the portfolio's Adviser, at the annual percentage of 0.15% of the value of the Portfolio's average net assets. The management fees paid by the Appreciation, Total Return, International Equity and Emerging Growth Portfolios are higher than those fees paid by most other investment companies, but not necessarily higher than those paid by funds with similar investment objectives and policies.

Each adviser and the sub-adviser pay the salaries of all officers and employees who are employed by both it and the fund, maintains office facilities for the fund and bears all expenses in connection with the performance of their respective services under their Agreements with the fund.

The portfolios incurred the following investment advisory fees for the past three years, which were partially waived for the years ended December 31, 1998, 1997 and 1996 by their respective adviser:

Portfolio
Adviser
12/31/98
12/31/97
12/31/96
Appreciation
SSBC
$1,032,03
8
$662,865
$536,120
Diversified Strategic
Income
SSBC
332,908
263,097
266,327
Emerging Growth
VKAM
150,773
146,478
142,425
Equity Income
SSBC
192,581
194,623
215,308
Equity Index
TIMCO
135,564
56,376
69,030
Growth & Income
SSBC
179,897
187,747
166,039
Intermediate High
Grade*
SSBC
58,825
59,572
60,847
International Equity
SSBC
225,622
275,190
278,118
Money Market**
SSBC
14,675
16,034
17,904
Total Return
Davis Skaggs
1,607,515
1,220,026
665,417

* SSBC waived investment advisory fees in the amount of $16,451 for the fiscal year ended December 31, 1996.
** SSBC waived all of its investment advisory fees for the fiscal year ended December 31, 1996.

The fund bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any; fees of trustees who are not officers, directors, shareholders or employees of the advisers, the sub-adviser or Salomon Smith Barney; SEC fees and state blue sky qualification fees; charges of custodians; transfer and dividend disbursing agents' fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation of corporate meetings and of preparation and printing of prospectuses and shareholder reports for regulatory purposes and for distribution to shareholders.

Administrator

SSBC serves as administrator to each portfolio pursuant to a separate written agreement with each portfolio (the "Administration
Agreement"). The Administration Agreement was approved by the fund's board of trustees, including a majority of the disinterested trustees.

As administrator, SSBC performs certain services for the fund. As part of those services, SSBC pays the salaries of all officers and employees who are employed by both it and the fund; maintains office facilities for the fund; furnishes the fund with statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the fund; prepares reports to the fund's shareholders and prepares tax returns, reports to and filings with the SEC and state blue sky authorities. SSBC bears all expenses in connection with the performance of its services.

SSBC, as Administrator of the Portfolios, is paid a fee at the annual percentage of 0.20% of the value of each portfolio's average net assets, except with respect to the Equity Index Portfolio, for which it is paid a fee at an annual percentage of 0.06% of the value of the
Portfolio's average net assets.   The Smith Barney Money Market
Portfolio waived all of its administration fees for the fiscal year ended December 31, 1998.

The portfolios incurred the following administration fees for the past three years, which were partially waived for the years ended
December 31, 1998, 1997 and 1996 by their respective adviser:

Portfolio
Administrato
r
12/31/98
12/31/97
12/31/96
Appreciation
SSBC
$375,286
$241,042
$194,953
Diversified Strategic
Income
SSBC
147,959
116.932
118,368
Emerging Growth
SSBC
40,206
39,061
37,980
Equity Income
SSBC
85,592
86,499
95,692
Equity Index*
SSBC
54,226
27,188
34,515
Growth & Income
SSBC
79,954
83,443
73,795
Intermediate High
Grade**
SSBC
29,412
29,786
30,424
International Equity
SSBC
53,087
64,750
65,439
Money Market***
SSBC
9,784
10,689
11,942
Total Return
SSBC
584,551
443,646
241,844

*    SSBC agreed to reimburse administration fees in the amount of
$114,983 for the fiscal year ended               December 31, 1998.
** SSBC waived administration fees in the amount of $8,226 for the fiscal year ended December 31,1996.
*** SSBC waived all of its administration fees for the fiscal years ended December 31, 1998 and
     December 31, 1996.


INVESTMENT GOALS AND POLICIES OF THE PORTFOLIOS

The fund's prospectus discusses the investment goals of the portfolios currently offered by the fund and the policies to be employed to achieve those goals. This section contains supplemental information concerning the types of securities and other instruments in which the portfolios may invest, the investment policies and portfolio strategies that the portfolios may utilize and certain risks attendant to such investments, policies and strategies.






Emerging Growth Portfolio

Goal - The Emerging Growth Portfolio's goal is to provide capital appreciation.


Investment Policies - The portfolio seeks to invest at least 65% of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, in the early stages of their life cycle, that its adviser believes have the potential to become major enterprises. In managing the portfolio, the subadviser has defined early stage small and medium sized companies as those with less than $2 billion of market capitalization or annual sales. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the portfolio will invest primarily in common stocks, to a limited extent it may invest in other securities such as preferred stocks, convertible securities and warrants.

The portfolio does not limit its investments to any single group or type of security. The portfolio also may invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

The portfolio may invest in securities that have above- average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the portfolio will vary based upon its investment performance. The portfolio attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the portfolio will be successful in achieving its objective.

The portfolio may invest up to 20% of its total assets in securities of foreign issuers. Additionally, the portfolio may invest up to 15% of the value of its total assets in restricted securities (i.e., securities that may not be sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) and in other securities not having readily available market quotations. The portfolio may enter into repurchase agreements with domestic banks and broker-dealers, which involve certain risks.


International Equity Portfolio

Goal - The International Equity Portfolio's goal is to provide a total return on its assets from growth of capital and income.

Investment Policies - Under normal market conditions, the portfolio will invest at least 65% of its assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities, and up to 35% of its assets in bonds, notes and debt securities (consisting of securities issued in the Euro-currency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-United States issuers. Investments may be made for capital appreciation or income, or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percentage or amount of the portfolio's assets which may be invested for growth or income and therefore, from time to time, the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income. In seeking to achieve its objective, the portfolio presently expects to invest its assets primarily in common stocks of established non-U.S. companies which in the opinion of its adviser have potential for growth of capital.


The portfolio will generally invest its assets broadly among countries and will have represented in its portfolio business activities in not less than three different countries. Except as stated below, the portfolio will invest at least 65% of its assets in companies organized, or governments located in, any area of the world other than the United States, including the Far East (e.g., Hong Kong, Japan, Malaysia and Singapore), Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland and the United Kingdom), Central and South America (e.g., Chile, Mexico and Venezuela), Australia, Canada and such other areas and countries as its adviser may determine from time to time. The portfolio may invest in securities issued by companies formerly party to the Warsaw Pact. However, under unusual economic or market conditions as determined by its adviser, for defensive purposes the portfolio may temporarily invest all or a major portion of its assets in U.S. government securities or in debt or equity securities of companies incorporated in and having their principal business activities in the United States. To the extent the portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the portfolio's investment objective.

It is expected that securities held by the portfolio will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but also may be traded on markets in other countries including, in many cases, U. S. securities exchanges and over-the-counter markets. To the extent the portfolio's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. or foreign, high-quality money market instruments and their equivalents.

Appreciation Portfolio

Goal - The Appreciation Portfolio's goal is long-term appreciation of capital.

Investment Policies - The portfolio will attempt to achieve its goal by investing primarily in equity and equity-related securities believed to afford attractive opportunities for appreciation.

Under normal market conditions, substantially all, but not less than 65%, of the portfolio's assets will consist of common stocks, but the portfolio may also hold securities convertible into common stocks and warrants. When the adviser believes that a conservative or defensive investment posture is warranted or when opportunities for capital appreciation do not appear attractive, the portfolio may invest temporarily in debt obligations, preferred securities or short-term money market instruments. The portfolio may from time to time lend its portfolio securities and invest in up to 10% of its assets (at the time of investment) in foreign securities. The portfolio may invest directly in foreign issuers or invest in depository receipts.

Equity Index Portfolio

Goal - The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500 Index.


Investment Policies - The portfolio will seek to achieve its goal by owning all 500 stocks in the S&P 500 Index in proportion to their actual market capitalization weightings. The portfolio will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 Index as possible, given the amount of assets in the portfolio at that time. The portfolio may invest up to 5% of its assets in equity securities that are not included in the S&P 500 Index if the adviser believes such investments will assist the portfolio in approximating the return of the S&P 500 Index. The portfolio may use up to an additional 20% of its assets to enter into stock index futures and related options to increase efficiency, may lend portfolio securities and write covered options to help offset operating expenses, and may acquire money market instruments. Portfolio turnover is expected to be lower than for most other investment companies.

No attempt will be made to manage the portfolio in the traditional sense using economic, financial and market analysis, nor will the adverse financial situation of an issuer necessarily result in the elimination of its securities from the portfolio, unless the securities are removed from the S&P 500 Index. From time to time, administrative adjustments may be made in the portfolio because of changes in the composition of the S&P 500 Index. The adviser reserves the right to remove an investment from the portfolio if, in its opinion, the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

The portfolio will use the S&P 500 Index as its standard for performance comparison because the S&P 500 Index represents approximately 70% of the total market value of all U.S. common stocks, is well known to investors and is representative of the performance of publicly traded U.S. common stocks.

The portfolio will invest in the common stocks of the companies represented in the S&P 500 Index with the goal of matching, before deduction of operating expenses, the price and yield performance of the S&P 500 Index. The S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). S&P chooses the stocks to be included in the S&P 500 Index solely on a statistical basis. The S&P 500 Index is a trademark of S&P and inclusion of a stock in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is neither a sponsor nor in any way affiliated with the portfolio.
The portfolio's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size of cash flows into and out of the portfolio. Investment changes to accommodate these cash flows will be made to maintain the similarity of the portfolio's assets to the S&P 500 to the maximum extent practicable.

Growth & Income Portfolio

Goal - The Growth & Income Portfolio's goal is income and long-term capital growth.

Investment Policies - The portfolio will seek to achieve its goal by investing in income-producing equity securities, including dividend-paying common stocks, securities that are convertible into common stocks and warrants. Under normal market conditions, the portfolio will invest substantially all, but not less than 65%, of its assets in equity securities. The portfolio may invest the remainder of its assets in money market instruments, as well as in corporate bonds, convertible securities and mortgage-related securities rated investment grade or deemed to be of comparable quality. The portfolio may enter into repurchase agreements, lend portfolio securities, enter into interest rate and stock index futures and related options, purchase or sell securities on a when-issued or delayed-delivery basis and write covered options.

Equity Income Portfolio

Goal - The Equity Income Portfolio's primary goal is current income. Long-term capital appreciation is a secondary goal.

Investment Policies - The portfolio will seek to achieve its goals principally through investment in dividend-paying common stocks of companies whose prospects for dividend growth and capital appreciation are considered favorable by the adviser. The portfolio will normally invest at least 65% of its assets in equity securities.
 Under normal circumstances, the portfolio will concentrate at least 25% of its assets in equity and debt securities of companies in the utility industry. A company will be considered to be in the utility industry if it is principally engaged (i.e., at least 50% of a company's assets consist of, or gross income or net profits result from, utility operations or the company is regulated as a utility by a government agency or authority) in the manufacture, production, generation, transmission and sale of electric and gas energy and companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide communication facilities for the public benefit.

Other types of securities that may be held by the portfolio when deemed advisable by the adviser include investment-grade debt securities such as bonds, debentures and commercial paper, U.S. government securities and money market instruments, and up to 10% of the portfolio's assets may be invested in debt securities rated as low as B by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or the equivalent by another nationally recognized statistical rating organization ("NRSRO") or in unrated securities deemed by the adviser to be of comparable quality. When the outlook for common stocks is not considered promising in the judgment of the adviser, a substantial portion of the assets of the portfolio may be held in these other types of securities for temporary defensive purposes.

The portfolio may also invest in securities convertible into or ultimately exchangeable for common stock (i.e., convertible bonds or convertible preferred stock) and may purchase common stocks that do not provide current income but which offer opportunities for capital appreciation and future income. The portfolio also may enter into repurchase agreements and reverse repurchase agreements, borrow money, lend its portfolio securities, write covered options on securities, purchase options on securities, sell securities short against the box, purchase and sell securities on a when-issued or delayed delivery basis, and enter into interest rate futures contracts and related options.

Total Return Portfolio

Goal - The Total Return Portfolio's goal is to provide shareholders with total return, consisting of long- term capital appreciation and income.

Investment Policies - The portfolio will seek to achieve its goal by investing primarily in a diversified portfolio of dividend-paying common stocks. The portfolio may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. Because the portfolio seeks total return by emphasizing investments in dividend-paying common stocks, it will not have as much investment flexibility as total return funds which may pursue their objective by investing in income and equity securities without such an emphasis. The portfolio may also invest up to 10% of its assets in securities rated less than investment grade by Moody's, S&P or the equivalent of another NRSRO or, in unrated securities deemed by the adviser to be of comparable quality. The portfolio may invest up to 35% of its assets in interest-paying debt securities such as U.S. government securities, and other securities, including convertible bonds, convertible preferred stock and warrants. The portfolio also may lend its portfolio securities and enter into short sales against the box.

Diversified Strategic Income Portfolio

Goal - The Diversified Strategic Income Portfolio's goal is high current income.

Investment Policies - The portfolio will seek to achieve its goal through allocating and reallocating its assets primarily among three types of fixed-income securities: U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. Under current market conditions, the adviser expects to maintain 50% of the portfolio's assets in government and mortgage-securities, 25% in foreign government securities and 25% of its assets in high-yield corporate securities. The portions of the portfolio's assets invested in each type of security will vary from time to time and, at any given time, the portfolio may be entirely invested in a single type of fixed-income security. Under normal circumstances, substantially all, but not less than 65%, of the portfolio's assets will be invested in fixed-income securities, including non-convertible preferred stocks.


The portfolio generally will invest in intermediate- and long-term fixed-income securities with the result that, under normal market conditions, the weighted average maturity of the portfolio's securities is expected to be from four to in excess of 12 years. Mortgage-related securities in which the portfolio may invest, which include mortgage obligations collateralized by mortgage loans or mortgage pass-through certificates, will be rated no lower than Aa by Moody's or AA by S&P or the equivalent from another NRSRO, or if unrated, will be deemed by the adviser to be of comparable quality. Under normal market conditions, the portfolio's mortgage-related holdings can be expected to consist primarily of securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The portfolio may invest up to 35% of its assets in corporate fixed-income securities of U.S. issuers rated Ba or lower by Moody's or BB or lower by S&P, but not lower than Caa or CCC, respectively, or the equivalent from another NRSRO, or in unrated securities deemed by the adviser and the sub-adviser to be of comparable quality. Special considerations arising from investment in lower-rated and unrated securities are described in "Special Considerations and Risk Factors--Medium-, Lower- and Unrated Securities."

The portfolio may also invest in fixed-income securities issued by supranational organizations and may engage in transactions in options, interest rate futures contracts, options on interest rate futures contracts, forward currency contracts, options on foreign currencies and foreign currency futures contracts. Up to 5% of the portfolio's assets may be invested in developing countries.

Intermediate High Grade Portfolio

Goal - The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital.

Investment Policies - The portfolio will seek to achieve its goal by investing, under normal circumstances, substantially all, but not less than 65%, of its assets in U.S. government securities and high-grade corporate bonds of U.S. issuers (i.e., bonds rated within the three highest rating categories by Moody's, S&P, or the equivalent from another NRSRO or, if not rated, believed by the adviser to be of comparable quality).

Under normal market conditions, the average weighted maturity of the portfolio's assets will be from three to ten years. The portion of the portfolio's assets not invested in intermediate-term U.S. government securities and U.S. corporate bonds may be invested in long- or short-term U.S. government and corporate obligations, convertible securities and preferred stock that is not convertible into common stock. The portfolio may not hold securities rated lower than Baa by Moody's or BBB by S&P, or the equivalent of another NRSRO or unrated securities deemed to be comparable to securities rated below investment grade. The portfolio may invest up to 10% of its total assets in government stripped mortgage- backed securities and may invest in floating- or variable-rate demand notes.

Money Market Portfolio

Goal - The Money Market Portfolio's goal is maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Investment Policies - In seeking to achieve its goal, the portfolio will invest in short-term money market instruments, including: securities issued or guaranteed by the U.S. government, its agencies and instrumentalities ("U.S. government securities"); repurchase agreements, U.S. and foreign bank time deposits, certificates of deposit and bankers' acceptances; high-grade commercial paper of U.S. and foreign issuers and other short-term corporate debt obligations of such issuers that are comparable in priority and security to such instruments, including variable-rate and floating--rate instruments.
 Except when maintaining a temporary defensive position, the Portfolio intends to invest more than 25% of its assets in short-term bank instruments. The portfolio will invest in money market instruments determined by the adviser to present minimal credit risks and which at the time of purchase are considered to be "Eligible Securities," as defined by the SEC.


The portfolio will invest only in securities purchased with and payable in U.S. dollars and that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase by the portfolio. The portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. The portfolio will follow these policies to maintain a constant net asset value of $ 1.00 per share, although there is no assurance that it can do so on a continuing basis.

ADDITIONAL INVESTMENT POLICIES

EQUITY INVESTMENTS

Common Stocks (Appreciation, Emerging Growth, Equity Income, Equity Index, Growth & Income, International Equity and Total Return Portfolios). Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Convertible Securities (Appreciation, Emerging Growth, Equity Income, Growth & Income, Intermediate High Grade, International Equity and Total Return Portfolios). The portfolios may invest in convertible securities, which are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.
 A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.


Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Preferred Stock (Appreciation, Diversified Strategic Income, Emerging Growth, Equity Income, Intermediate High Grade, International Equity and Total Return Portfolios). The portfolios may invest in preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Warrants (Appreciation, Emerging Growth, Equity Income, Growth & Income, International Equity and Total Return Portfolios). The portfolios may invest in warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Real Estate Investment Trusts (Total Return and the Intermediate High Grade Portfolios). The portfolios may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity trusts own real estate directly and the value of and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity trusts may also include operating or finance companies. Equity trusts can also realize capital gains by selling properties that have appreciated in value. Mortgage trusts can make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Mortgage trusts derive their income from interest payments. Hybrid trusts combine the characteristics of both equity and mortgage trusts, generally by holding both ownership interests and mortgage interests in real estate. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the Investment Company Act of 1940, as amended.


American, European and Continental Depository Receipts (Appreciation, Emerging Growth, Equity Income, Growth & Income, International Equity and Total Return Portfolios). The portfolios may invest in the securities of foreign and U.S. issuers in the form of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or U.S. securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs, in bearer form, are designed for use in European securities markets.

FIXED INCOME SECURITIES

Bank Obligations (All Portfolios). U.S. commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of certificates of deposit ("CDs") of each bank held by the portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of government regulations, U.S. branches of U.S. banks are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks.
 These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.
 Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.


Obligations of U.S. branches of foreign banks may be general obligations of the parent bank, in addition to being general obligations of the issuing branch, or may be limited by the terms of specific obligations and by governmental regulation as well as governmental action in the country in which the foreign bank is headquartered. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to (a) pledge to the regulator an amount of its assets equal to 5% of its total liabilities by depositing assets with a designated bank within the state and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of state branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.
In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of U.S. banks, by U.S. branches of foreign banks or by foreign branches of foreign banks, the Portfolios' Advisers will carefully evaluate such investments on a case-by-case basis.

The Money Market Portfolio will not purchase TDs maturing in more than six months and will limit its investment in TDs maturing from two business days through six months to 10% of its total assets. Except when maintaining a temporary defensive position, the portfolio will invest more than 25% of its assets in short-term bank instruments of the types discussed above.

The Money Market Portfolio may purchase a CD issued by a bank, savings and loan association or similar institution with less than $1 billion in assets (a "Small Issuer CD") so long as (a) the issuer is a member of the FDIC or Office of Thrift Supervision (the "OTS") and is insured by the Savings Association Insurance Fund (the "SAIF"), which is administered by the FDIC and is backed by the full faith and credit of the U.S. government, and (b) the principal amount of the Small Issuer CD is fully insured and is no more than $100,000. The Money Market Portfolio will at any one time hold only one Small Issuer CD from any one issuer.

Savings and loan associations whose CDs may be purchased by the Portfolios are supervised by the OTS and are insured by SAIF. As a result, such savings and loan associations are subject to regulation and examination.

U.S. Government Securities (All Portfolios). The Portfolios may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government Securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. A portfolio may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a portfolio will invest in obligations issued by such an instrumentality only if the adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio.

The portfolios may invest up to 5% of their net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the securityholder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the portfolios over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments, or intervention by central banks, could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

Commercial Paper (All Portfolios). Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.
 A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as a portfolio, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. A portfolio, therefore, may not invest in a master demand note if as a result more than 10% of the value of the portfolio's total assets would be invested in such notes and other illiquid securities.


Money Market Instruments (All Portfolios). The Money Market Portfolio will invest exclusively in money market instruments. Each of the remaining portfolios may, as a cash management tool, hold up to 20% (except that each of the Total Return, Emerging Growth and International Equity Portfolios may invest up to 35%) of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation. Short-term instrument with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Portfolio acquires the security. Currently, there are five NRSROs: S&P, Moody's, Fitch IBCA, Inc., Duff and Phelps Credit Rating Co. and Thomson BankWatch. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the SAI.

The Money Market Portfolio generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. In addition, the portfolio may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The portfolio may invest up to 25% of the then-current value of the portfolio's total assets in the securities of a single issuer for a period of up to three business days, provided (a) the securities are rated by the Requisite NRSROs in the highest short-term rating category, are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the portfolio does not make more than one such investment at any one time.

Ratings as Investment Criteria (All Portfolios). In general, the ratings of Moody's, S&P and other NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality. Nor do such ratings evaluate the market value risk of the securities. These ratings will be used by the portfolios as initial criteria for the selection of portfolio securities, but the portfolios also will rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends.
The Appendix to this SAI contains further information concerning the ratings of Moody's, S&P and other NRSROs.

Subsequent to its purchase by a portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. In addition, it is possible that Moody's, S&P or another NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by the portfolio, but the relevant adviser will consider such events in determining whether the portfolio should continue to hold the securities.

In addition, to the extent the rating given by Moody's, S&P or another NRSRO changes as a result of changes in such organization or its rating system, or because of a corporate reorganization of such organization, a portfolio will attempt to use comparable ratings as standards for its investments in accordance with its investment goal and policies.

The Money Market Portfolio is prohibited from purchasing a security unless that security is (a) rated by at least two NRSROs (such as Moody's or S&P) within the highest rating assigned to short-term debt securities (or, if not rated or rated by only one agency, is determined to be of comparable quality) or (b) rated by at least two NRSROs within the two highest ratings assigned to short-term debt securities (or, if not rated or rated by only one agency, is determined to be of comparable quality) and not more than 5% of the assets of the portfolio will be invested in such securities. Comparable quality shall be determined in accordance with procedures established by the Board of Trustees of the fund.


Zero Coupon Securities (Diversified Strategic Income and the Intermediate High Grade Portfolios). The Diversified Strategic Income Portfolio and the Intermediate High Grade Portfolio may invest in zero coupon securities. A zero coupon security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States government or one of its agencies or instrumentalities ("U.S. Government securities") or issued by private corporate issuers. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment. In contrast, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on reinvestments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon and interest-paying securities, there is no reinvestment risk on the principal amount of the investment.

Zero coupon securities of the type held by the portfolios can he sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates and the time remaining to maturity, may be more or less than the securities' "accreted value;" that is, their value based solely on the amount due at maturity and accretion of interest to date. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields


Medium-, Lower- and Unrated Securities (Intermediate High Grade, Diversified Strategic Income, Equity Income, Growth & Income and Total Return Portfolios). The Intermediate High Grade, Diversified Strategic Income, Equity Income, Growth & Income and Total Return Portfolios may invest in medium- or lower-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than is offered by higher-rated securities, but also will likely have some quality and protective characteristics that, in the judgement of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher- quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium-, lower-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during a major economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and comparable unrated securities are generally unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, each portfolio's adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors established by the fund's Board of Trustees into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

The markets in which medium- and lower-rated or comparable unrated securities are traded are generally more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for a portfolio to purchase and also may have the effect of limiting the ability of the portfolio to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and
(b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium-, lower-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, would disrupt severely the market for such securities and adversely affect the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Fixed-income securities, including medium., lower-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a portfolio. If an issuer exercises these rights during periods of declining interest rates, the portfolio may have to replace the security with a lower-yielding security resulting in a decreased return to the portfolio.

The market values of securities in lower rating categories are more volatile than that of higher quality securities, and the markets in which medium- and lower-rated or comparable unrated securities are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investor perceptions may also have a negative impact on the value and liquidity of lower-rated, high-yield securities, especially in a limited trading market.

Subsequent to its purchase by a portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. Neither event will require sale of such securities by the portfolio involved, but it's adviser will consider such event in its determination of whether the portfolio should continue to hold the securities.

Securities rated Ba by Moody's or BB by S&P or the equivalent from another NRSRO have speculative characteristics with respect to their capacity to pay interest and repay principal. Securities rated B generally lack the characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger with respect to principal or interest


Floating- and Variable-Rate Demand Notes (Money Market Portfolio). The Money Market Portfolio may acquire floating- and variable-rate demand notes of corporate issuers. Although floating- and variable-rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by the portfolio must be determined by it's adviser to be of comparable quality at the time of purchase to instruments rated "high quality" (i.e., within the two highest rating categories) by any NRSRO. Moreover, while there may be no active secondary market with respect to a particular floating- or variable-rate demand note purchased by the portfolio, the portfolio may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the portfolio to dispose of a particular floating- or variable- rate demand note in the event the issuer of the note defaulted on its payment obligations, and the portfolio could, for this or other reasons, suffer a loss to the extent of the default.

When-Issued Securities and Delayed-Delivery Transactions (Diversified Strategic Income, Emerging Growth, Equity Income, Growth & Income, Intermediate High Grade, International Equity and Total Return Portfolios) The portfolios may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. No portfolio intends to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the portfolios with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the portfolios at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the portfolios agree to purchase when-issued or delayed-delivery securities, the fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the portfolio will set aside portfolio securities to satisfy a purchase commitment, and in such a case the portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the portfolio's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
When the portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the portfolios' incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Mortgage-Related Securities (Diversified Strategic Income, Growth & Income, and Intermediate High Grade Portfolios). The mortgage pass-through securities in which these portfolios may invest may be backed by adjustable-rate, as well as conventional, mortgages. Those backed by adjustable-rate mortgages bear interest at a rate that is adjusted monthly, quarterly or annually. The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include interest rate levels, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool.
 Pools of mortgages with varying maturities or different characteristics will have varying average life assumptions and the prepayment experience of securities backed by adjustable-rate mortgages may vary from those backed by fixed-rate mortgages.

Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Government mortgage-related securities are backed by the full faith and credit of the United States. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the United States. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from the FHLMC national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

The portfolios expect that private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the portfolios, consistent with their investment goals and policies, will consider making investments in such new types of securities.


Forward Roll Transactions (Intermediate High Grade and Diversified Strategic Income Portfolios). In order to enhance current income, the Intermediate High Grade and Diversified Strategic Income Portfolios may enter into forward roll transactions with respect to mortgage- related securities issued by GNMA, FNMA and FHLMC. In a forward roll transaction, a portfolio sells a mortgage security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will generate income for the portfolio exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by a portfolio may decline below the repurchase price of those securities. When a portfolio enters into a forward roll transaction, it will place in a segregated account on the fund's books cash, U.S. government securities, equity securities or debt obligations of any grade having a value equal to or greater than the repurchase price (including accrued interest) provided such securities have been determined by the adviser to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the trustees, and will subsequently monitor the account to insure that such equivalent value is maintained. Forward roll transactions are considered to be borrowings by a portfolio.

Floating- and Variable-Rate Obligations (Money Market Portfolio). The Money Market Portfolio may purchase floating-rate and variable-rate obligations, including participation interests therein. Variable-rate obligations provide for a specified periodic adjustment in the interest rate, while floating-rate obligations have an interest rate that changes whenever there is a change in the external interest rate. The portfolio may purchase floating-rate and variable-rate obligations that carry a demand feature that would permit the portfolio to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating-rate and variable-rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

Eurodollar or Yankee Obligations (All Portfolios including the Money Market Portfolio). Each portfolio including the Money Market Portfolio may invest in Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar-denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent U.S.dollars from leaving the country. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.


DERIVATIVE CONTRACTS

As described in the prospectus, certain of the portfolios may enter into various types of securities, index and currency futures, options and related contracts in order to hedge the existing or anticipated value of its portfolio. No portfolio is required to enter into hedging transactions with regard to its foreign currency-denominated securities and a portfolio will not do so unless deemed appropriate by its adviser. This method of protecting the value of the portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Each portfolio will invest in these instruments only in markets believed by its adviser to be active and sufficiently liquid.

Options on Securities (Diversified Strategic Income, Emerging Growth, Equity Income, Equity Index, Growth & Income, Intermediate High Grade, International Equity, and Total Return Portfolios). The portfolios may engage in the writing of covered put and call options and may enter into closing transactions. The Intermediate High Grade, Diversified Strategic Income, Equity Income, Total Return, International Equity and Emerging Growth Portfolios also may purchase put and call options.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums a portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.


Options written by a portfolio normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A portfolio may write (a) in-the-money call options when its adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of a portfolio as the writer of an option continues, the portfolio may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the portfolio to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the portfolio effects a closing purchase transaction. A portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underling security when it writes a put option, a portfolio will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") and of the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Because of this and current trading conditions, the Intermediate High Grade, Diversified Strategic Income, Equity Income, Total Return, International Equity and Emerging Growth Portfolios expect to purchase not only call or put options issued by the Clearing Corporation, but also options in the domestic and foreign over-the-counter markets. Portfolios with the authority to write options expect to do so only if a secondary market exists on a U.S. securities exchange or in the over-the-counter market.

A portfolio may realize a profit or loss upon entering into a closing transaction. In cases in which a portfolio has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the option. Similarly, when a portfolio has purchased an option and engages in a closing sale transaction, whether the portfolio realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the portfolio initially paid for the original option plus the related transaction costs.


Although a portfolio generally will purchase or write only those options for which its adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered inadequate certain of the facilities of the Clearing Corporation and securities exchanges which have resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.
Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the portfolios and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by a portfolio that are deemed covered by virtue of the portfolio's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the portfolio has written options may exceed the time within which the portfolio must make delivery in accordance with an exercise notice. In these instances, a portfolio may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the portfolio will not bear any market risk, because the portfolio will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the portfolio may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which a portfolio may write covered call options. If a portfolio writes covered call options on mortgage-backed securities, the securities it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The portfolio will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options (Equity Income, Equity Index, Emerging Growth, Growth & Income, International Equity and Total Return Portfolios). The portfolios may purchase call options on stock indexes listed on U.S. securities exchanges for the purpose of hedging their portfolios. The Total Return Portfolio may also write call and buy put options on stock indexes. A stock index fluctuates with changes in the market values of the stocks included in the index. Stock index options may be based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the S&P 500 Index. Indexes also may be based on an industry or market segment.


Options on stock indexes are generally similar to options on stock except with respect to delivery. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.
 The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.

The effectiveness of purchasing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements in the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the portfolio of options on stock indexes will be subject to its adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

A portfolio will engage in stock index option transactions only when it is determined by its adviser to be consistent with the portfolio's efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful.

Futures Activities (Diversified Strategic Income, Emerging Growth, Equity Income, Equity Index, Growth & Income, Intermediate High Grade, International Equity and Total Return Portfolios). The Intermediate High Grade, Diversified Strategic Income, Equity Income, Growth & Income, Total Return, International Equity and Emerging Growth Portfolios may enter into interest rate futures contracts. The Equity Index, Equity Income, Growth & Income, Total Return, International Equity and Emerging Growth Portfolios may enter into stock index futures contracts. The Diversified Strategic Income, Emerging Growth and International Equity Portfolios may enter into foreign currency futures contracts. The portfolios may enter into related options traded on a U.S. exchange or board of trade.

An interest rate futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. Similarly, a foreign currency futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a particular currency at a specified price, date, time and place. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.


The purpose of the acquisition or sale of a futures contract by a portfolio, other than the Equity Index, Total Return, International Equity and Emerging Growth Portfolios, is to mitigate the effects of fluctuations in the value of its securities caused by anticipated changes in interest rates, market conditions or currency values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts entered into by a portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the portfolio.

No consideration is paid or received by a portfolio upon entering into a futures contract. Initially, a portfolio will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to a portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a portfolio may elect to close the position by taking an opposite position, which will operate to terminate the portfolio's existing position in the contract.

Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a portfolio is subject to the ability of its adviser to predict correctly movements in interest rates, changes in market conditions or fluctuations in currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, index or currency and movements in the price of the securities or currency that is the subject of a hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

Although the portfolios intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a portfolio would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities or value of the currency being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.


If a portfolio has hedged against the possibility of a change in interest rates, market conditions or currency values adversely affecting the value of securities held in its portfolio and interest rates, market conditions or currency values move in a direction opposite to that which has been anticipated, the portfolio will lose part or all of the benefit of the increased value of securities or currencies it has hedged because it will have offsetting losses in its futures positions. Additionally, if in such situations the portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the change in interest rates, market conditions or currency values, as the case may be.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a portfolio holding the options.

The portfolios may purchase and write put and call options on futures contracts traded on a U.S. exchange or board of trade as a hedge against changes in the value of their portfolio securities, or, in the case of the Equity Index Portfolio, in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions by an adviser as to anticipated trends, and such predictions could prove to be incorrect. Even if an adviser's expectations are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities being hedged.


Currency Exchange Transactions (Diversified Strategic Income, Emerging Growth, and International Equity Portfolios). The portfolios' dealings in forward currency exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the forward purchase or sale of currency with respect to specific receivables or payables of the portfolio, generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the forward sale of currency with respect to portfolio security positions denominated or quoted in the currency. The portfolios may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward contract) into that particular currency. If a portfolio enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided such covering contract is itself covered by one of these methods, unless the covering contract closes out the first contract; or (d) depositing into a segregated account on the fund's books cash or readily marketable securities in an amount equal to the value of the portfolio's total assets committed to the consummation of the forward contract and not otherwise covered. In the case of transaction hedging, any securities placed in the account must be liquid debt securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward contract, the portfolio either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the portfolio will obtain, on the same maturity date, the same amount of the currency it is obligated to deliver. If the portfolio retains the portfolio security and engages in an offsetting transaction, at the time of execution of the offsetting transaction, it will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will realize a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
The cost to a portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain might result should the value of the currency increase.

If a devaluation is generally anticipated, a portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options (Diversified Strategic Income, Emerging Growth and International Equity Portfolios). The portfolios may purchase put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Put options convey the right to sell the underlying currency at a price that is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price that is expected to be lower than the spot price of the currency at the time the option expires.


A portfolio may use foreign currency options under the same circumstances it could use forward currency exchange transactions. A decline in the U.S. dollar value of a foreign currency in which the portfolio's securities are denominated, for example, will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities it holds, the portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the portfolio will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the portfolio may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the portfolio derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the portfolio could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.




OTHER PRACTICES

Repurchase Agreements (All portfolios). The Money Market Portfolio will enter into repurchase agreements with respect to U.S. government securities and each other portfolio may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the portfolio and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. The portfolios may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The portfolios would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the portfolios' adviser. The adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The adviser will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the 1940 Act.

Restricted Securities (All portfolios). Each portfolio may invest up to 10% (15% in the case of the Total Return, Emerging Growth, International Equity, Intermediate High Grade Portfolio and Diversified Strategic Income Portfolios) of the value of its net assets in restricted securities (i.e., securities which may not be sold without registration under the 1933 Act) and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days. With respect to the Diversified Strategic Income Portfolio, this restriction will not apply to securities subject to Rule 144A of the 1933 Act. Restricted securities are generally purchased at a discount from the market price of unrestricted securities of the same issuer. Investments in restricted securities are not readily marketable without some time delay. Investments in securities which have no readily available market value are valued at fair value as determined in good faith by the fund's board of trustees. Ordinarily, a portfolio would invest in restricted securities only when it receives the issuer's commitment to register the securities without expense to the portfolio. However, registration and underwriting expenses (which may range from 7% to 15% of the gross proceeds of the securities sold) may be paid by the portfolio. A portfolio position in restricted securities might adversely affect the liquidity and marketability of such securities, and the portfolio might not be able to dispose of its holdings in such securities at reasonable price levels.

Reverse Repurchase Agreements (Diversified Strategic Income, Equity Income, Intermediate High Grade and International Equity Portfolios).
 The fund does not currently intend to commit more than 5% of the portfolio's net assets to reverse repurchase agreements. A portfolio may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account on the fund's books containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the portfolio has sold but is obligated to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the portfolio's obligation to repurchase the securities, and the portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Short Sales Against the Box (Emerging Growth, Equity Income, International Equity and Total Return Portfolios). The portfolios may enter into a short sale of common stock such that when the short position is open the portfolio involved owns an equal amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box," will be entered into by a portfolio for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the portfolio delivers the convertible or exchangeable securities to close out its short position. Although prior to delivery a portfolio will have to pay an amount equal to any dividends paid on the common stock sold short, the portfolio will receive the dividends from the preferred stock or interest from the debt securities convertible or exchangeable into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The portfolio will deposit, in a segregated account on its books, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Lending of Portfolio Securities (Appreciation, Diversified Strategic Income, Emerging Growth, Equity Index, Equity Income, Growth & Income, Intermediate High Grade, International Equity and Total Return Portfolios) Consistent with applicable regulatory requirements, a portfolio may lend securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. A portfolio will not lend securities to affiliates of the adviser unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the a portfolio. From time to time, a portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, a portfolio can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Income received could be used to pay a portfolio's expenses and would increase an investor's total return. A portfolio will adhere to the following conditions whenever its portfolio securities are loaned: (i) a portfolio must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) a portfolio must be able to terminate the loan at any time; (iv) a portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) a portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a portfolio's ability to recover the loaned securities or dispose of the collateral for the loan. Borrowing (All portfolios). Each portfolio may borrow from banks for temporary or emergency purposes, but not for leverage, in an amount up to 33 1/3% of its assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever borrowings from banks exceed 5% of the value of the assets of a portfolio, the portfolio will not make any additional investments. The International Equity Portfolio may borrow for investment purposes, provided that any transactions constituting borrowing by the portfolio may not exceed one-third of its assets. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the board of trustees of the fund.


Foreign Securities (All Portfolios). Each portfolio may invest in obligations of companies and governments of foreign nations, which involve certain risks in addition to the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies; future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to U.S. companies. The performance of a portfolio investing in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of a portfolio, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Changes in foreign currency exchange rates may affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities may also result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which are generally higher than commissions on U.S. exchanges, and the expense of maintaining securities with foreign custodians.

In addition, the Diversified Strategic Income Portfolio may invest up to 5% of its total assets in securities traded in markets of developing countries. A developing country is generally considered to be a country in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

Leverage (International Equity Portfolio). The International Equity Portfolio may borrow from banks, on a secured or unsecured basis, up to one- third of the value of its assets. If the portfolio borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."
Leverage creates an opportunity for increased returns to shareholders of the portfolio but, at the same time, creates special risks. For example, leverage may exaggerate changes in the net asset value of the portfolio's shares and in the portfolio's yield. Although the principal or stated value of such borrowings will be fixed, the portfolio's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the portfolio that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed fluids exceed the interest or dividends the portfolio will have to pay in respect thereof, the portfolio's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the portfolio will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required fluids. Depending on market or other conditions, such liquidations could be disadvantageous to the portfolio.

RISK FACTORS

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each Portfolio's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Fixed Income Securities. Investments in fixed income securities may subject the portfolios to risks, including the following.

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a portfolio to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a portfolio will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer exercises its right to pay principal on an obligation later than expected. This typically results when interest rates have increased, and a portfolio will suffer from the inability to invest in higher yield securities.
Lower Rated and Below Investment Grade Fixed Income Securities. Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a portfolio, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.


Subsequent to its purchase by a portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the portfolio. In addition, it is possible that Moody's, S&P and other ratings agencies might not timely change their ratings of a particular issue to reflect subsequent events.

Foreign Securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each portfolio will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A portfolio might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the portfolio or the investors. Capital gains are also subject to taxation in some foreign countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a portfolio's investments are denominated relative to the U.S. dollar will affect the portfolio's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a portfolio's securities are quoted would reduce the portfolio's net asset value per share.


Special Risks of Countries in the Asia Pacific Region.   Certain of
the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A developing
or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a portfolio's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a portfolio's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Derivative Instruments. In accordance with its investment policies, each portfolio may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a portfolio, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every portfolio investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a portfolio to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the portfolio. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.


Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Each derivative instrument purchased for a portfolio's portfolio is reviewed and analyzed by the portfolio's adviser to assess the risk and reward of each such instrument in relation the portfolio's investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the portfolio and its shareholders.

Special Risks of Using Futures Contracts and Options on Futures Contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of futures contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.


Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. A portfolio, however, would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Where a portfolio enters into futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other portfolio assets.

Furthermore, in the case of a futures contract purchase, in order to be certain that each portfolio has sufficient assets to satisfy its obligations under a futures contract, the portfolio segregates on its books and commits to back the futures contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

As with options on debt securities, the holder of an option may terminate his position by selling an option of the same series.
There is no guarantee that such closing transactions can be effected.
 The portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.


In addition to the risks which apply to all options transaction, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. The portfolio will not purchase options on futures contracts on any exchange unless and until, in the investment advisor's opinion, the market for such options had developed sufficiently that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the portfolio because the maximum amount of risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the portfolio when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Non-Publicly Traded and Illiquid Securities. Each portfolio may purchase securities that are not publicly traded. The sale of securities that are not publicly traded is typically restricted under federal securities laws. As a result, a portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when its adviser believes it desirable to do so. The portfolios' investments in illiquid securities are subject to the risk that should a portfolio desire to sell any of these securities when a ready buyer is not available at a price that the portfolio deems representative of their value, the value of the portfolio's net assets could be adversely affected.

Mortgage-Related Securities. If a portfolio purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the portfolio's principal investment to the extent of the premium paid. The yield of a portfolio that invests in mortgage-related securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in relation to interest rates.

Asset-Backed Securities. The Diversified Strategic Income Portfolio and Intermediate High Grade Portfolio may invest in asset-backed securities arising through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments that generally consist of both interest and principal payments.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration of prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities are not effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.


Government Stripped Mortgage-Backed Securities. The Intermediate High Grade Portfolio may invest up to 10% of its total assets in government stripped mortgage-backed securities issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying government stripped mortgage-backed securities represent all or part of the beneficial interest in pools of mortgage loans.

Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. See "Mortgage-Related Securities" above. In addition, the yields on government stripped mortgage-backed securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage-backed securities and increasing the yield to maturity on principal-only government stripped mortgage-backed securities. Sufficiently high prepayment rates could result in the portfolio not fully recovering its initial investment in an interest-only government stripped mortgage-backed security. Government stripped mortgage-backed securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the portfolio will be able to effect a trade of a government stripped mortgage-backed security when it wishes to do so, although the portfolio will acquire government stripped mortgage-backed securities only if a secondary market for the securities exists at the time of acquisition.

Concentration. The Money Market Portfolio will concentrate at least 25% of its assets in the banking industry and the Equity Income Portfolio will concentrate at least 25% of its assets in the utility industry, provided that, if, at some future date, adverse economic conditions prevail in either of those industries, the relevant portfolio may temporarily invest less than 25% of its assets in the affected industry for defensive purposes. Because of its concentration policy, either of these portfolios may be subject to greater risk and market fluctuation than a fund that had securities representing a broader range of investment alternatives. The Money Market and Equity Income Portfolios' concentration policies are fundamental policies that cannot be changed without the approval of a majority of the relevant portfolio's outstanding voting securities.

Securities of Unseasoned Issuers. The Diversified Strategic Income, Total Return, International Equity and Emerging Growth Portfolios may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and may be dependent on products or services without an established market share.


Investment in Utility Securities. The Equity Income Portfolio is subject to risks that are inherent in the utility industry, including: difficulty in obtaining an adequate return on invested capital; difficulty in financing large construction programs during an inflationary period; restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; increased costs and reduced availability of certain types of fuel; occasionally reduced availability and high costs of natural gas for resale; the effects of energy conservation; the effects of a national energy policy and lengthy delays; and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation (including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes). Costs incurred by utilities, such as fuel costs, are subject to immediate market action resulting from political or military forces operating in geographic regions where oil production is concentrated, such as the Persian Gulf, while the rates of return of utility companies are generally subject to review and limitation by state public utility commissions, which results ordinarily in a lag between costs and return. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will grant rate increases in the future or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. The issuers of certain securities in the portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

Each of the above-referenced risks could adversely affect the ability and inclination of public utilities to declare or pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. Many, if not all, of the utilities that are issuers of the securities expected to be included in the portfolio have been experiencing one or more of these problems in varying degrees. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movements or price trends of utility common stocks. Causes of these discrepancies include changes in the overall demand for and supply of various securities (including the potentially depressing effect of new stock offerings) and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

Economic and Monetary Union (EMU). EMU conversion began on January 1, 1999, through which 11 European countries adopted a single currency - the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank will be responsible for setting the official interest rate to maintain price stability within the euro zone. EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the portfolios.


Portfolio Turnover.   Each portfolio may purchase or sell securities
without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the portfolio may experience a high rate of portfolio turnover. This may occur, for example, if a portfolio writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the manager deems it desirable to purchase or sell securities or to engage in options transactions. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective portfolio and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 have been adopted by the fund with respect to the portfolios as fundamental policies for the protection of shareholders. Under the 1940 Act, a portfolio's fundamental policy may not be changed without the vote of a "majority" of the outstanding voting securities of that portfolio. "Majority" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of that portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares.
 A fundamental policy affecting a particular portfolio may not be changed without the vote of a majority of the outstanding shares of that portfolio. The remaining restrictions are non-fundamental policies and may be changed by vote of a majority of the fund's board of trustees at any time.

The investment policies adopted by the fund prohibit a portfolio from:

1. Investing in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.


2. Borrowing money, except that (a) the portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed)
 valued at the time the borrowing is made, is derived from such transactions.

3. Engaging in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

4. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the portfolios' investment objective and policies); or (d) investing in real estate investment trust securities.

5. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry; provided that this limitation shall not apply to the purchase of (a) with respect to the Money Market Portfolio, U.S. dollar-denominated bank instruments such as certificates of deposit, time deposits, bankers' acceptances and letters of credit that have been issued by U.S. banks or (b) with respect to the Equity Income Portfolio, the securities of companies within the utility industry.

7. Issuing "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

8. Investing in oil, gas or other mineral exploration or development programs, except that the portfolios may invest in the securities of companies that invest in or sponsor these programs.


9. Purchasing any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

10. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof, except as permitted under the portfolio's investment goals and policies.

11. Purchasing restricted securities, illiquid securities or other securities that are not readily marketable if more than 10% (15% in the case of the Total Return, International Equity, Emerging Growth, Intermediate High Grade Portfolio and Diversified Strategic Income Portfolios) of the total assets of the portfolio would be invested in such securities. However, with respect to the Money Market Portfolio, Diversified Strategic Income Portfolio and the Intermediate High Grade Portfolio this restriction will not apply to securities subject to Rule 144A of the 1933 Act if two or more dealers make a market in such securities.

12. Investing more than 10% of its total assets in time deposits maturing in more than six months seven calendar days
(in the case of the Money Market Portfolio, time deposits.
maturing from two business days through six months).

13. Purchasing any security if as a result the portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for less than three years. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.)

14. Making investments for the purpose of exercising control or management.

15. Investing in warrants (except as permitted under the portfolio's investment goals and policies or other than warrants acquired by the portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the portfolio's net assets or if, as a result, more than 2% (5% in the case of the International Equity Portfolio) of the portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign exchange to the extent permitted by applicable state securities laws.

16. With regard to the Equity Income Portfolio, purchase 10% or more of the voting securities of a public utility or public utility holding company, so as to become a public utility holding company as defined in the Public Utility Holding Company Act of 1935, as amended.
17. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or an offer of exchange or as otherwise permitted by law.

The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

Portfolio Turnover


The Money Market Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the portfolio. The other portfolios do not intend to seek profits through short-term trading. Nevertheless, the portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions.

A portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio's securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Under certain market conditions, a portfolio authorized to engage in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by a portfolio (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of a portfolio's securities that are included in the computation of turnover were replaced once during a period of one year.

The portfolios cannot accurately predict their portfolio turnover rates but anticipate that annual turnover for each portfolio will not exceed the following percentages: Intermediate High Grade Portfolio - 100%; Diversified Strategic Income Portfolio - 100%; Equity Income Portfolio - 100%; Equity Index Portfolio - 20%; Growth & Income Portfolio - 50%; Appreciation Portfolio - 50%; Total Return Portfolio
- 100%; Emerging Growth Portfolio - 100%; and International Equity Portfolio - 100%. For regulatory purposes, the portfolio turnover rate for the Money Market Portfolio will be considered 0%.

For the 1998 and 1997 fiscal years, the portfolio turnover rates for portfolios having operations during the stated periods were as follows:

Portfolio


 12/31/98


 12/31/97


Appreciation

22%

 34%

Diversified Strategic
Income

86%
 47%

Emerging Growth

98%
102%

Equity Income

43%
42%

Equity Index

5%
 6%

Growth & Income

13%
17%

Intermediate High
Grade

60%
66%

International Equity

30%
21%

Total Return

72%
75%


Certain other practices that may be employed by a portfolio also could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what an adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.

Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of a portfolio's shares as well as by requirements that enable the portfolio to receive favorable tax treatment.

The fund's board of trustees will review periodically the commissions paid by the portfolios to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the portfolios.

Portfolio Transactions

Most of the purchases and sales of securities for a portfolio, whether effected on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a portfolio are made by its adviser, which also is responsible for placing these transactions, subject to the overall review of the fund's Trustees. With respect to the Diversified Strategic Income Portfolio, decisions to buy and sell U.S. securities for the Portfolio are made by the portfolio's adviser, which also is responsible for placing these transactions; however, the responsibility to make investment decisions with respect to foreign securities and to place these transactions rests with Global Capital Management, the portfolio's sub-adviser. Although investment decisions for each portfolio are made independently from those of the other accounts managed by its adviser, investments of the type the portfolio may make also may be made by those other accounts. When a portfolio and one or more other accounts managed by its adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a portfolio or the size of the position obtained or disposed of by the portfolio.

Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Commissions generally are fixed on most foreign exchanges. There is generally no stated commission in the case of securities traded in U.S. or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

The following table sets forth certain information regarding each portfolio's payment of brokerage commissions with the exception of the Money Market Portfolio and Intermediate High Grade Portfolio, which did not pay any brokerage commissions during these time periods.





Fiscal Year Ended December 31, 1998


Total Brokerage
Brokerage Commissions
Portfolio
Commissions Paid
Paid to Salomon Smith Barney
Appreciation
$0
$0
Diversified Strategic
Income
0
0
Emerging Growth
26,923
853
Equity Income
78,529
600
Equity Index
62,186
0
Growth & Income
21,272
300
International Equity
53,838
1,393
Total Return
515,729
26,965




% of Aggregate
% of Aggregate Dollar

Brokerage Commissions
Amount of Transactions

Paid to Salomon Smith
Involving Commissions
Portfolio
Barney Inc.
Paid to Salomon Smith Barney
Inc.
Appreciation
    0%
0%
Diversified
Strategic
Income

    0%

0%
Emerging Growth
3.17%
0.95%
Equity Income
0.76%
0.48%
Equity Index
    0%
0%
Growth & Income
1.41%
0.96%
International Equity
2.59%
4.60%
Total Return
5.23%
3.20%

Fiscal Year Ended December 31, 1997


Total Brokerage
Brokerage Commissions
Portfolio
Commissions Paid
Paid to Salomon Smith
Barney

Appreciation

$76,960

$3,240
Diversified Strategic
Income
0
0
Emerging Growth
24,590
324
Equity Income
75,365
1,200
Equity Index
6,685
0
Growth & Income
157,715
0
International Equity
57,156
650
Total Return
46,446
14,850




% of Aggregate
Dollar

% of Aggregate
Amount of
Transactions

Brokerage
Commissions
Involving
Commissions
Portfolio
Paid to  Salomon
Smith Barney Inc.
Paid to Salomon
Smith Barney Inc.
Appreciation
0.04%
0%
Diversified Strategic
Income
0
0
Emerging Growth
1.32
0.95%
Equity Income
1.59
3.08%
Equity Index
0.03
0
Growth & Income
0
0
International Equity
1.14
2.43%
Total Return
3.71
2.98%




Fiscal Year Ended December 31, 1996


Total Brokerage
Brokerage Commissions
Portfolio
Commissions Paid
Paid to Salomon Smith
Barney

Appreciation
$97,345
$0
Diversified Strategic
Income
1,200
0
Emerging Growth
24,692
566
Equity Income
54,224
4,320
Equity Index
3,060
0
Growth & Income
6,360
60
International Equity
79,738
1,859
Total Return
338,129
6,000













% of Aggregate
% of Aggregate
Dollar

Brokerage
Commissions
Amount of
Transactions

Paid to Salomon
Smith
Involving
Commissions
Portfolio
Barney
Paid to Salomon
Smith Barney
Appreciation
Diversified Strategic Income
0%
0
0%
0
Emerging Growth
2.20
0.85%
Equity Income
7.97
7.35%
Equity Index
0
0
Growth & Income
6.12
3.90%
International Equity
0.0233
0.06%
Total Return
1.77
6.40%




In selecting brokers or dealers to execute securities transactions on behalf of a portfolio, its adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, each adviser will consider the factors the adviser deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement between the Fund and an adviser authorizes the adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the portfolio, the other portfolios and/or other accounts over which the adviser or its affiliates exercise investment discretion. The fees under the investment advisory agreements and the sub-investment advisory and/or administration agreements between the fund and the advisers and the sub-adviser and/or administrator, respectively, are not reduced by reason of their receiving such brokerage and research services. The fund's board of trustees, in its discretion, may authorize the advisers to cause the portfolios to pay a broker that provides such brokerage and research services a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of such brokerage and research services.
 The fund's Board of Trustees periodically will review the commissions paid by the portfolios to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the portfolio.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the fund's board of trustees has determined that portfolio transactions for a portfolio may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of its adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules adopted by the SEC, Salomon Smith Barney may directly execute transactions for a portfolio of the fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

The portfolios will not purchase any security, including U.S.
government securities, during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC.


The portfolios may use Salomon Smith Barney as a commodities broker in connection with entering into futures contracts and options on futures contracts. Salomon Smith Barney has agreed to charge the portfolios commodity commissions at rates comparable to those charged by Salomon Smith Barney to its most favored clients for comparable trades in comparable accounts.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New York, New York 10154, has been selected as the fund's independent auditors to examine and report on the fund's financial statements and highlights for the fiscal year ending December 31, 1999.

Organization of the Fund

The fund was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated May 13, 1991, as amended from time to time (the "Trust Agreement"). The fund commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993, October 14, 1994 and July 24, 1997, the Fund changed its name to Smith Barney Shearson Series Fund, Smith Barney Series Fund, and Greenwich Street Series Fund, respectively.

In the interest of economy and convenience, certificates representing shares in the Fund are not physically issued. The transfer agent maintains a record of each shareholder's ownership of fund shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Annuity owners generally vote by portfolio, except with respect to the election of trustees and the selection of independent public accountants. The variable account will vote the shares of the fund held by the variable account at regular and special meetings of the shareholders of the various portfolios in accordance with instructions received from the owners of a variable annuity contract or a certificate evidencing interest in a variable annuity (the "Contract"), offered by certain insurance companies designated by the fund, having a voting interest in the relevant subaccount (the "Subaccount"). For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus.

The fund offers shares of beneficial interest of separate series with a par value of $.001 per share. Shares of ten series have been authorized, which represent the interests in the ten portfolios described in the prospectus and this SAI. When matters are submitted for shareholder vote, shareholders of each portfolio will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.


The participating life insurance company sends a semi-annual report and an audited annual report to each owner of a Contract, each of which includes a list of the investment securities held by the portfolios at the end of the period covered. Contract owners may make inquiries regarding the fund and its portfolios, including the current performance of the portfolios, to a representative of a participating life insurance company or their Salomon Smith Barney Financial Consultant.

There will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the fund may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such trustee when requested in writing to do so by the shareholders of record of not less than 10% of the fund's outstanding shares. In addition, shareholders who meet certain criteria will be assisted by the fund in communicating with other shareholders in seeking the holding of such a meeting.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Trust Agreement provides for indemnification from the fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a Contract owner incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations, a possibility that the fund's management believes is remote. Upon payment of any liability incurred by the fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

PURCHASE OF SHARES

The fund offers its shares of capital stock on a continuous basis. Shares can be acquired only by buying a Contract from a life insurance company designated by the fund and directing the allocation of part or all of the net purchase payment to one or more of ten subaccounts, each of which invests in a portfolio as permitted under the Contract prospectus. Investors should read this SAI and the fund's prospectus dated April 30, 1999 along with the Contract prospectus.

Sales Charges and Surrender Charges

The fund does not assess any sales charge, either when it sells or when it redeems shares of the portfolio. Surrender charges may be assessed under the Contract, as described in the Contract prospectus.
 Mortality and expense risk fees and other charges are also described in that prospectus. Shares of the fund are currently offered exclusively to Contract owners.

On January 15, 1999, the existing shares of the Equity Index
Portfolio were redesignated as Class I shares. The fund created a separate class of shares designated as Class II shares.

Class II shares are sold without an initial sales charge, but are subject to an annual distribution fee of 0.25% of the daily net assets of the Class. Surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.

Distribution Arrangements for the Equity Index Portfolio

The fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for the Class II shares of the Equity Index Portfolio (the "Plan"). Pursuant to the Plan, the portfolio may pay Salomon Smith Barney (for remittance to a Participating Insurance Company) for various costs incurred or paid by such company in connection with the distribution of Class II Shares of the portfolio. Depending on the Participating Insurance Company's corporate structure and applicable state law, Salomon Smith Barney may remit payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself.

The Plan provides that the fund, on behalf of the portfolio, shall pay Salomon Smith Barney, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the Class II shares. Under the terms of the Plan, the fund is authorized to make payments quarterly to Salomon Smith Barney for remittance to a Participating Insurance Company, in order to pay or reimburse such Participating Insurance Company for distribution expenses incurred or paid by such Participating Insurance Company.

Expenses payable pursuant to the Plan may include, but are not necessarily limited to: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners; (b) those relating to the development, preparation, printing and mailing of fund advertisements, sales literature and other promotional materials describing and/or relating to the fund and including materials intended for use within the Participating Insurance Company, or for broker-dealer only use or retail use; (c) holding seminars and sales meetings designed to promote the distribution of fund shares; (d) obtaining information and providing explanations to Contract owners regarding fund investment objectives and policies and other information about the fund and its portfolios, including the performance of the portfolios; (e) training sales personnel regarding the fund; (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Contracts to the fund; (g) personal service and/or maintenance of Contract owner accounts with respect to fund shares attributable to such accounts; and (h) financing any other activity that the fund's Board of Trustees determines is primarily intended to result in the sale of shares.

REDEMPTION OF SHARES

The fund will redeem any shares presented by the Subaccounts, its sole shareholders, for redemption. The Subaccounts' policy on when or whether to buy or redeem fund shares is described in the Contract prospectus.

Payment upon redemption of shares of a portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio's investments or determination of its net asset value not reasonably practicable; or (c) for such other periods as the SEC by order may permit for the protection of the portfolio's shareholders.

Should the redemption of shares of a portfolio be suspended or postponed, the fund's Board of Trustees may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all owners of the Contract.

NET ASSET VALUE

As noted in the prospectus, the fund will not calculate the net asset value of the portfolios on certain holidays. On those days, securities held by a portfolio may nevertheless be actively traded, and the value of the portfolio's shares could be significantly affected.

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset values of certain portfolios may not take place contemporaneously with the determination of the prices of some of their respective portfolio securities used in such calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the fund's Board of Trustees. In carrying out the Board's valuation policies, the administrator may consult with an independent pricing service (the "Pricing Service") retained by the fund.

Debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued by the administrator, after consultation with the Pricing Service. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the fund under the general supervision and responsibility of the fund's board of trustees.


The Money Market Portfolio

The valuation of the portfolio securities of the Money Market Portfolio is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a portfolio would receive if it sold the instrument.

The use by the Money Market Portfolio of the amortized cost method of valuing its portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the portfolio must maintain a dollar-weighted average portfolio maturity of ninety days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities determined by the board of trustees of the fund to be "Eligible Securities," as determined by the SEC, with minimal credit risks. Pursuant to the rule, the fund's Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the portfolio's holdings by the fund's Board of Trustees, at such intervals as it may deem appropriate, to determine whether the portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

The rule also provides that the extent of any deviation between the portfolio's net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the fund's board of trustees. If the fund's board of trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the fund's board of trustees must cause the portfolio to take such corrective action as the fund's board of trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

PERFORMANCE DATA

From time to time, the fund may quote yield or total return in advertisements or in reports and other communications to shareholders.

YIELD


The Money Market Portfolio may, from time to time, include the yield and effective yield in advertisements or reports to shareholders or prospective investors. Current yield for the portfolio will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the portfolio will be calculated in a manner similar to that used to calculate yield, but will reflect the compounding effect of earnings on reinvested dividends. For the seven-day period ended December 31, 1998, the yield for the Money Market Portfolio was 3.97% (the effective yield was 4.05%).

For the Diversified Strategic Income Portfolio, the Total Return Portfolio and the Intermediate High Grade Portfolio, from time to time, the Fund may advertise the 30-day yield. The yield of a portfolio refers to the income generated by an investment in such portfolio over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the portfolio during the period by the net assets value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

For the thirty-day period ended December 31, 1998, the yields for the Diversified Strategic Income Portfolio, the Total Return Portfolio and the Intermediate High Grade Portfolio were 6.13%, 1.93% and
5.56%, respectively.

Average Annual Total Return

From time to time, a portfolio other than the Money Market Portfolio may advertise its "average annual total return" over various periods of time. Such total return figure shows the average percentage change in value of an investment in the portfolio from the beginning to the end of the measuring period. These figures reflect changes in the price of the portfolio's shares and assume that any income dividends and/or capital gains distributions made by the portfolio during the period were reinvested in shares of the portfolio.
Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the portfolio's operations or on a year-by-year basis). When considering average annual total return figures for periods longer than one year, it is important to note that the relevant portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. A portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the portfolio for the specific period (again reflecting changes in a portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., changes in value of initial investment, income dividends and capital gains distributions).

A portfolio's "average annual total return" figure shown below is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

Where:	P =	a hypothetical initial payment of
$1,000.
T =	average annual total return.
n =	number of years.

ERV =	Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year (or other) period at the end of the one-, five- or ten-year (or other) period (or fractional portion thereof).

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A portfolio's net investment income changes in response to fluctuations in interest rates and the expenses of the portfolio.


The average annual total returns for the portfolios then in existence were as follows for the periods indicated (reflecting the waivers of investment advisory and administration fees and reimbursement of expenses):


Portfolio
Adviser
1 Year
Ended
12/31/98
5 Years
Ended
12/31/98
       Since
Commencement





Appreciation*
SSBC
19.15%
18.10%
15.00%
Diversified Strategic
Income*
SSBC
6.41%
7.63%
7.39%
Emerging Growth**
VKAM
37.14%
20.95%
21.55%
Equity Income*
SSBC
16.99%
12.76%
12.20%
Equity Index*
TIMCO
28.46%
23.12%
18.89%
Growth & Income*
SSBC
11.88%
15.79%
13.53%
Intermediate High
Grade*
SSBC
6.79%
6.14%
6.44%
International
Equity**
SSBC
18.84%
7.06%
7.06%
Money Market*
SSBC
4.40%
4.45%
3.86%
Total Return**
Davis
Skaggs
4.97%
15.60%
16.01%





*	Portfolio commenced operations on October 16, 1991.
**	Portfolio commenced operations on December 3, 1993.


Aggregate Total Return

A portfolio's aggregate total return figure described in the prospectus and shown below represents the cumulative change in the value of an investment in a portfolio for the specified period and is computed by the following formula:

ERV - P
P

Where:      P 	=	a hypothetical initial payment of
$10,000.
	ERV 	=	Ending Redeemable Value of a
hypothetical $10,000 investment made at
the beginning of the one-, five- or
ten-year (or other) period at the end
of the one-, five- or ten-year period
(or fractional portion thereof),
assuming reinvestment of all dividends
and distributions.

The aggregate total returns for the portfolios then in existence were as follows for the periods indicated (reflecting the waiver of investment advisory and administration fees and reimbursement of expenses):


Portfolio
Adviser
1 Year
Ended
12/31/98
5 Years
Ended
12/31/98
       Since
Commencement





Appreciation*
SSBC
19.15%
129.77%
174.02%
Diversified Strategic
Income*
SSBC
6.41%
44.44%
67.20%
Emerging Growth**
VKAM
37.14%
158.82%
169.43%
Equity Income*
SSBC
16.99%
82.31%
129.41%
Equity Index*
TIMCO
28.46%
182.74%
248.46%
Growth & Income*
SSBC
11.88%
108.18%
149.72%
Intermediate High
Grade*
SSBC
6.79%
34.74%
56.87%
International
Equity**
SSBC
18.84%
40.68%
41.38%
Money Market*
SSBC
4.40%
24.32%
31.46%
Total Return**
Davis
Skaggs
4.97%
106.41%
112.60%





*	Portfolio commenced operations on October 16, 1991.
**	Portfolio commenced operations on December 3, 1993.

It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. Shareholders may make inquiries regarding a portfolio, including current yield quotations or total return figures, to a representative of a participating life insurance company or their Salomon Smith Barney Financial Consultant.

From time to time, the fund may quote the performance of a portfolio in terms of total return in reports or other communications to shareholders or in advertising material. A portfolio's total return combines principal changes and income dividends and capital gains distributions reinvested for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period. The period selected will depend upon the purpose of reporting the performance.

A portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a portfolio with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

The following comparative performance information may be used from time to time in advertising the fund's shares:

(1) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth.


(2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

(3) Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets.

(4) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

(5) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

(6) S&P 500 Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly, traded stocks in the U.S.

(7) Salomon Brothers Broad Investment Grade Index, which is a widely used index, composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

(8)  Dow Jones Industrial Average.

(9)  Financial News Composite Index.

(10) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital
International Europe, Australia, Far East Index ("EAFE Index").
 The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

(11) Data and comparative performance rankings published or prepared by CDA Investment Technologies, Inc.

(12) Data and comparative performance rankings published or prepared by Wiesenberger Investment Company Service.

Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Merrill Lynch, Bear Stearns & Co., Inc., Morgan Stanley, and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board and performance rankings and ratings reported periodically in national financial publications.


In reports or other communications to shareholders or in advertising material, a portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, or with other appropriate indices of investment securities, such as the S&P 500, Salmon Brothers World Government Bond Index, Lehman Brothers Government Bond Index and Lehman Brothers Mortage-Backed Securities Index, with the Consumer Price Index, Dow Jones Industrial Average and NASDAQ, or with investment or savings vehicles. The performance information may also include evaluations of the portfolios published by nationally recognized ranking services and by financial publications that are also nationally recognized, such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement also would include the standard performance information required by the SEC as described above. For these purposes, the performance of the portfolios, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce a portfolio's performance.

A portfolio may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

No person has been authorized to give any information or to make any representations other than those contained in the prospectus, this SAI or the fund's official sales literature in connection with the offering of the fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the fund. The prospectus does not constitute an offer in any state in which, or to any person to whom, the offer may not lawfully be made.

DIVIDENDS AND DISTRIBUTIONS

Net Investment Income. Dividends and distributions will be automatically reinvested, without a sales charge, in the shareholder's account at net asset value in additional shares of the portfolio that paid the dividend or distribution, unless the shareholder instructs the portfolio to pay all dividends and distributions in cash. Net investment income, including dividends on stocks and interest on bonds or other securities the fund holds, is distributed to the shareholders of the portfolios as follows:

? monthly for the Money Market Portfolio;
? annually for the Appreciation, Diversified
Strategic Income, Emerging Growth, Equity Income,
Equity Index, Growth & Income, Intermediate High
Grade, International Equity and Total Return
Portfolios.

Capital Gains. Distributions of any net realized capital gains of the portfolios will be paid annually shortly after the close of the fiscal year in which they are earned.


TAXES

Each portfolio will be treated as a separate taxpayer for federal income tax purposes with the result that: (a) each portfolio must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a portfolio-by-portfolio (rather than on a fund-wide) basis.

Regulated Investment Company Status

The fund intends that each portfolio will continue to qualify separately each year as a "regulated investment company" under Subchapter M of the Code. A qualified portfolio will not be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders, provided each portfolio receives annually at least 90% of its net investment income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. In addition, each portfolio must distribute at least 90% of its net investment income each year.

Segregated Asset Account

The fund has been informed that certain of the life insurance companies offering Contracts intend to qualify each of the Subaccounts as a "segregated asset account" within the meaning of the Code. For a Subaccount to qualify as a segregated asset account, the portfolio in which such Subaccount holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, a portfolio may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers.
 However, certain increases are made to the percentage limitations to the extent of investments in United States Treasury obligations. For these purposes, all obligations of the United States Treasury and each instrumentality are treated as securities of separate issuers.

Income on assets of a Subaccount qualified as a segregated asset account whose underlying investments are adequately diversified will not be taxable to Contract owners. However, in the event a Subaccount is not so qualified, all annuities allocating any amount of premiums to such Subaccount will not qualify as annuities for federal income tax purposes and the holders of such annuities would be taxed on any income on the annuities during the period of disqualification.

The fund has undertaken to meet the diversification requirements of
Section 817(h) of the Code. This undertaking may limit the ability of a particular portfolio to make certain otherwise permitted investments. In particular, the ability of the Money Market and Intermediate High Grade Portfolios to invest in U.S. government securities other than direct United States Treasury obligations may be materially limited by these diversification requirements.

CUSTODIAN AND TRANSFER AGENT

PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the fund with respect to all portfolios except Diversified Strategic Income and International
Equity Portfolios pursuant to a custodian agreement.


Chase, located at Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of Diversified Strategic Income Portfolio and International Equity Portfolio pursuant to a custodian agreement.

Under the custodian agreements, the respective custodian holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, the custodian receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges (including out-of-pocket expenses and costs of any foreign and U.S. sub-custodians). The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended December 31, 1998 is incorporated herein by reference in its entirety. The annual report was filed on March 15, 1999, Accession Number 91155-99-156.


APPENDIX


RATINGS ON DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated `BB', `B', `CCC', `CC' or `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-): The ratings from `AA' to `B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+ - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

* - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

CCC, CC, C - Default on bonds rated CCC, CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.


Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.
Duff & Phelps Inc.


Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

Duff 1 - Indicates a high certainty of timely payment.

Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch ("TBW")

TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.




/netuser13/silva/op/83579.257/sais/Grnwch_2.wpf

1


A-6


Part C

OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

This Registration Statement contains ten Portfolios of Greenwich Street Series Fund (the "Fund"). Numerous other versions of the Prospectuses will be created from this Registration Statement. The distribution system for each version of the Prospectus is different. These
Prospectuses will be filed pursuant to Rule 497.

GREENWICH STREET SERIES FUND

PART C - OTHER INFORMATION

Item 23.		Exhibits


	All references are to the Registrant's Registration
Statement on Form N-1A (the "Registration Statement") as filed with the SEC on May 16, 1991 (File Nos. 33-40603 and
811-6310).

(a)	(1)Registrant's Master Trust Agreement and Amendment Nos. 1
and 2 are incorporated by reference to Post-Effective
Amendment No. 6 to the Registrant's Registration Statement as filed with the SEC on December 1, 1993 ("Post-Effective
Amendment No. 6").

		(2)Registrant's Amendments No.3 and No. 4 to the Master Trust Agreement are incorporated by reference to Post-
Effective Amendment No. 15 as filed with the SEC on December 24, 1998 ("Post-Effective Amendment No. 15").

(b)		Registrant's by-laws are incorporated by reference to the
Registration Statement.

(c) 	Specimen certificates for shares of beneficial interest in
the Money Market Portfolio, Intermediate High Grade
Portfolio, Diversified Strategic Income Portfolio, Equity
Income Portfolio, Equity Index Portfolio, Growth and Income
Portfolio and Appreciation Portfolio is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed with the SEC on July 10, 1991 ("Pre-Effective Amendment No. 1").

(d)   (1) 	Investment Advisory Agreement dated April 1, 1995 between
the Registrant and Travelers Investment Management Company relating to Equity Index Portfolio, is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement as filed with the SEC on May 3, 1995 ("Post-Effective Amendment No. 10").

        (2)	Investment Advisory Agreements dated July 30, 1993 between
the Registrant and Greenwich Street Advisors relating to Money Market, Intermediate High Grade, Diversified
Strategic Income, Equity Income and Growth and Income
Portfolios and between the Registrant and Smith Barney
Shearson Asset Management relating to Appreciation
Portfolio dated July 30, 1993, are incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement as filed with the SEC on October 22, 1993 ("Post Effective Amendment No. 4").

    (3)	Investment Advisory Agreement with Smith Barney Shearson
Asset Management relating to Total Return Portfolio, dated
November 23, 1993, is incorporated by reference to Post-
Effective Amendment No. 6.

        (4)	Investment Advisory Agreement with Smith, Barney Advisers,
Inc. relating to International Equity Portfolio, dated
November 23, 1993, is incorporated by reference to Post-
Effective Amendment No. 6.

        (5)	Investment Advisory Agreement with American Capital Asset
Management, Inc. relating to Emerging Growth Portfolio, is incorporated by reference to Post-Effective Amendment No.
10.

        (6)	Form of Investment Advisory Agreement with Greenwich Street
Advisors relating to Diversified Strategic Income Portfolio dated March 21, 1994 is incorporated by reference to Post-
Effective Amendment No. 9 to the Registration Statement as filed with the SEC on May 1, 1994 ("Post-Effective
Amendment No. 9").

        (7)	Form of Sub-Investment Advisory Agreement with Smith Barney
Global Capital Management Inc. relating to Diversified
Strategic Income Portfolio dated March 21, 1994 is incorporated by reference to Post-Effective Amendment No.
9.

(e)   (1)	Distribution Agreement with Smith Barney Shearson Inc.,
dated July 30, 1993, is incorporated by reference to Post-
Effective Amendment No. 4.

        (2)	    Distribution Agreement with CFBDS, Inc. dated October
8, 1998 is incorporated by reference to Post-Effective
Amendment No. 15.

(f)	Not Applicable.

(g)	(1)	Form of Custody Agreement between the Registrant and PNC
Bank, National Association is incorporated by reference to Post-Effective Amendment No. 11 to the Registration
Statement as filed with the SEC on September 6, 1995
("Post-Effective Amendment No. 11").

   	(2)	Form of Custody Agreement between the Registrant and The
Chase Manhattan Bank is incorporated by reference to Post-
Effective Amendment No. 13 to the Registration Statement as filed with the SEC on April 29, 1997 ("Post-Effective
Amendment No. 13").

(h)     (1)	Administration Agreements dated June 4, 1994 with Smith
Barney Mutual Funds Management Inc. relating to Money
Market, Intermediate High Grade, Diversified Strategic
Income, Equity Income, Equity Index, Growth and Income,
Appreciation, Total Return, Emerging Growth and
International Equity Portfolios are incorporated by reference to Post-Effective Amendment No. 10.

          (2)	Transfer Agency Agreement between the Registrant and
The Shareholder Services Group, Inc. dated August 2, 1993 is incorporated by reference to Post-Effective Amendment
No. 7 to the Registrant's Registration Statement as filed with the SEC on March 1, 1994 ("Post-Effective Amendment
No. 7").

(i)	Not applicable

(j)	   Consent of Independent Accountants (filed herewith).

(k)	Not Applicable.

(l)	Purchase Agreement is incorporated by reference to Pre-
Effective Amendment No. 3 to the Registration Statement filed with the SEC on October 15, 1991.

(m)	   Form of Distribution Plan pursuant to Rule 12b-1 for the
Equity Index Portfolio is incorporated by reference to Post-Effective Amendment No. 15

(n) 		   Financial Data Schedule (filed by herewith).

(o)	   Rule 18f-3 Plan is incorporated by reference to Post-
Effective Amendment No. 15.

Item 24.	Persons Controlled by or under Common Control with
Registrant

Shares of the Registrant will be offered to IDS Life
Insurance Company ("IDS Life") and IDS Life Insurance
Company of New York ("IDS Life of New York"), corporations organized under the laws of the State of Minnesota, for allocation to one or more separate subaccounts of the IDS
Life Account SBS. IDS Life and IDS Life of New York are wholly owned subsidiaries of American Express Financial
Services, a corporation organized under the laws of the state of Delaware.

Item 25.			Indemnification

		The response to this item is incorporated by reference to Pre-Effective Amendment No. 3

Item 26.
Business and Other Connections of Investment Adviser


(a)	Investment Adviser-SSBC Fund Management Inc. ("SSBC")
formerly known as Mutual Management Corp.,.

SSBC was incorporated in December 1968 under the laws of the State of Delaware. SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as Smith
Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSBC is registered as an investment adviser under the Investment
Advisers Act of 1940 (the "1940 Act").

The list required by this Item 26 of officers and directors of SSBC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSBC pursuant to the Investment
Advisers Act of 1940 Act (the "Advisers Act") (SEC File No.
801-8314).

(b).		Investment Adviser - - Smith Barney Global Capital
Management, Inc.

Investment Adviser - - Smith Barney Global Capital
Management, Inc. ("SBGCM") was incorporated on January 22,
1988 under the laws of the State of Delaware. SBGCM is an indirect wholly owned subsidiary of Smith Barney Holdings
Inc., which in turn is a wholly owned subsidiary of Citigroup. SBGCM is an investment adviser registered with the Securities and Exchange Commission in the United States and with the Investment Management Regulatory Organization
Limited in the United Kingdom. SBGCM conducts its operations primarily in the United Kingdom.

The list required by this Item 26 of officers and directors of SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBGCM pursuant to the Advisers Act (SEC File No. 801-31824).

(c).		Investment Adviser - - Van Kampen American Capital Asset
Management, Inc.

Van Kampen American Capital Asset Management Inc. ("VKAC"), is located at One Parkview Plaza, Oakbrook Terrace,
Illinois 60181 and through its predecessors, has been in the investment counseling business since 1926. VKAC is a wholly owned subsidiary of VK/AC Holding, Inc. VK/AC
Holding, Inc. is a wholly owned subsidiary of Morgan
Stanley Dean Witter & Co.

The list required by this Item 26 of officers and directors of VKAC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by VKAC pursuant to the Advisers Act (SEC File No. 801-1169).

(d).		Investment Adviser -- Travelers Investment Management
Company

Travelers Investment Management Company ("TIMCO"), is located at One Tower Square, Hartford, Connecticut 06183, and has been in the investment counseling business since
1976. TIMCO is a wholly owned subsidiary of Citigroup.

The list required by this Item 26 of officers and directors of TIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by TIMCO pursuant to Advisers Act (SEC File No. 801-07212).

Item 27.		Principal Underwriters


(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds,
Smith Barney Adjustable Rate Government Income
Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney
Natural Resources Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.		Location of Accounts and Records

 (1)	SSBC Fund Management Inc.
	388 Greenwich Street
	New York, New York  10013
	(Records relating to its function as Investment Adviser and Administrator)

(2)		Van Kampen American Capital Asset Management, Inc.
	One Parkview Plaza,
	Oakbrook Terrace, Illinois 60181
	(Records relating to its function as Investment Adviser)

(3)		Smith Barney Global Capital Management Inc.
	10 Piccadilly
	London, U.K. W1V-9LA
	(Records relating to its function as Sub- Investment
Adviser)

(4)		Travelers Investment Management Company
	One Tower Square
	Hartford, CT 06183-2030
	(Records relating to its function as Investment Adviser)

(5) CFBDS, Inc.
21 Milk Street, 5th Floor
	Boston, MA   02109
	(Records relating to its function as Distributor)

(6)		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, PA 19103
		(Records relating to its function as Custodian)

(7)		Chase Manhattan Bank
		4 Metrotech Center
		Brooklyn , NY 11245
		(Records relating to its function as Custodian)

(8)		First Data Investor Services Group, Inc.
	One Exchange Place
	53 State Street
	Boston, Massachusetts  02109
	(Records relating to its function as Transfer Agent and Dividend Paying Agent)

Item 29.		Management Services

		There are no management related services contracts not discussed on Part A or Part B.

Item 30.		Undertakings

		None


SIGNATURES






   Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 28th day of April, 1999.



GREENWICH STREET SERIES FUND



By: /s/Heath B. McLendon
	Heath B. McLendon
	Chairman of the Board



	WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.


/s/Heath B. McLendon
Heath B. McLendon

Chairman of the Board
and Chief Executive
Officer


   April 28,
1999
/s/Lewis E. Daidone
Lewis E. Daidone

Senior Vice President
and Treasurer (Chief
Financial and
Accounting Officer)


   April 28,
1999
/s/Herber Barg
Herbert Barg


Trustee

   April 28,
1999
/s/Alfred J. Bianchetti
Alfred J. Bianchetti


Trustee

   April 28,
1999
/s/Martin Brody
Martin Brody


Trustee

   April 28,
1999
/s/Dwight B. Crane
Dwight B. Crane


Trustee

   April 28,
1999
/s/Burt N. Dorsett
Burt N. Dorsett


Trustee

   April 28,
1999
/s/Elliot S. Jaffe
Elliot S. Jaffe


Trustee

   April 28,
1999
/s/Stephen E. Kaufman
Stephen E. Kaufman


Trustee

   April 28,
1999
/s/Joseph J. McCann
Joseph J. McCann


Trustee

   April 28,
1999
/s/Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.

Trustee

   April 28,
1999







					EXHIBIT INDEX


Exhibit No.	Exhibit


(j) Consent of Independent Auditors

(n) Financial Data Schedule.